Schedule of Investments

November 30, 2022

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–102.26%
Alabama–1.13%
Alabama (State of) Port Authority; Series 2017 A, Ref. RB (INS - AGM)(a)(b)	5.00%	10/01/2033	$3,500	$3,716,402

Alabaster (City of), AL Board of Education; Series 2014 A, GO Wts. (INS - AGM)(b)	5.00%	09/01/2025	1,500	1,550,442

Birmingham (City of) & Jefferson (County of), AL Civic Center Authority; Series 2018 B, RB	5.00%	07/01/2035	2,345	2,484,430

Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging);
Series 2016, RB	5.25%	06/01/2025	55	54,144

Series 2016, RB	5.50%	06/01/2030	2,000	1,902,111

Lee (County of), AL Public Building Authority (DHR Building); Series 2006, Revenue Wts. (INS - SGI)(b)	4.38%	09/01/2025	10	10,014

Lower Alabama Gas District (The); Series 2016 A, RB	5.00%	09/01/2034	5,000	5,250,491

Selma (City of), AL Industrial Development Board (International Paper Co.); Series 2019, Ref. RB(c)	2.00%	10/01/2024	1,500	1,442,655

Southeast Energy Authority A Cooperative District (No. 3); Series 2022 A-1, RB(c)	5.50%	12/01/2029	2,000	2,126,731

Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR(d)	4.50%	05/01/2032	2,991	2,572,405

UAB Medicine Finance Authority; Series 2019, RB	5.00%	09/01/2031	550	610,866

				21,720,691

Arizona–2.33%
Arizona (State of) Health Facilities Authority (Scottsdale Lincoln Hospital); Series 2014, Ref. RB	5.00%	12/01/2032	3,400	3,480,068

Arizona (State of) Industrial Development Authority; Series 2019-2A, Revenue Ctfs.	3.63%	05/20/2033	3,074	2,960,400

Arizona (State of) Industrial Development Authority (Academies of Math & Science); Series 2019, RB(d)	5.00%	07/01/2039	1,000	976,829

Arizona (State of) Industrial Development Authority (Basis Schools); Series 2017 D, Ref. RB(d)	5.00%	07/01/2037	630	621,001

Arizona (State of) Industrial Development Authority (Pinecrest Academy of Nevada-Horizon, Inspirada and St. Rose Campus Projects); Series 2018 A, RB(d)	5.75%	07/15/2038	1,810	1,850,718

Glendale (City of), AZ; Series 2015, Ref. RB (INS - AGM)(b)	5.00%	07/01/2029	1,000	1,054,559

Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus); Series 2017, Ref. RB	5.00%	11/15/2028	2,105	2,073,060

La Paz (County of), AZ Industrial Development Authority (Charter School Solutions-Harmony Public Schools); Series 2018 A, RB	5.00%	02/15/2038	1,200	1,209,732

Maricopa (County of), AZ Industrial Development Authority (Commercial Metals Co.); Series 2022, RB(a)(d)	4.00%	10/15/2047	2,000	1,600,549

Maricopa (County of), AZ Industrial Development Authority (GreatHearts Arizona); Series 2017 C, RB	5.00%	07/01/2037	315	327,217

Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2021, RB(d)	4.00%	07/01/2041	1,275	1,042,493

Maricopa County Pollution Control Corp. (Southern California Edison); Series 2000, Ref. RB	2.40%	06/01/2035	4,000	3,048,168

Navajo (Nation of); Series 2015 A, Ref. RB(d)	5.50%	12/01/2030	725	758,364

Northern Arizona University; Series 2015, Ref. RB (INS - BAM)(b)	5.00%	06/01/2032	250	260,224

Peoria (City of), AZ Industrial Development Authority (Sierra Winds Life Care Community);
Series 2014, Ref. RB (Acquired 11/06/2014; Cost $ 1,273,552)(e)	5.00%	11/15/2024	1,270	1,145,552

Series 2014, Ref. RB (Acquired 11/06/2014; Cost $ 2,105,000)(e)	5.25%	11/15/2029	2,105	1,839,209

Phoenix (City of), AZ Industrial Development Authority (Great Hearts Academies); Series 2016, Ref. RB	5.00%	07/01/2036	1,000	1,012,797

Phoenix (City of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, RB(d)	5.75%	07/01/2024	440	445,319

Phoenix Civic Improvement Corp.; Series 2019 A, RB	5.00%	07/01/2033	3,500	3,809,172

Pima (County of), AZ Industrial Development Authority (American Leadership Academy);
Series 2015, Ref. RB(d)	5.38%	06/15/2035	1,360	1,353,229

Series 2021, RB(d)	4.00%	06/15/2041	740	587,048

Pima (County of), AZ Industrial Development Authority (Desert Heights Charter School); Series 2014, Ref. RB	6.00%	05/01/2024	175	177,471

Pima (County of), AZ Industrial Development Authority (Excalibur Charter School (The)); Series 2016, Ref. RB(d)	5.00%	09/01/2026	35	34,868

Pima (County of), AZ Industrial Development Authority (Grande Innovations Academy); Series 2018, RB(d)	5.00%	07/01/2033	2,245	2,166,222

Salt River Project Agricultural Improvement & Power District; Series 2016 A, Ref. RB	5.00%	01/01/2034	5,500	5,916,185

Tempe (City of), AZ Industrial Development Authority (Mirabella at ASU); Series 2017 A, RB(d)	5.50%	10/01/2027	1,245	1,197,946

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Arizona–(continued)
University of Arizona Board of Regents (Arizona Biomedical Research Collaborative Building); Series 2006, COP (INS - AMBAC)(b)	4.50%	06/01/2031	$20	$20,027

Verrado Community Facilities District No. 1; Series 2013 A, Ref. GO Bonds(d)	5.00%	07/15/2023	825	824,705

Westpark Community Facility District; Series 2016, Ref. GO Bonds	5.00%	07/15/2032	2,000	2,048,379

Yuma (City of), AZ Industrial Development Authority (Regional Medical Center); Series 2014 A, RB	5.00%	08/01/2025	1,000	1,029,471

				44,870,982

Arkansas–0.07%
Pulaski (County of), AR Public Facilities Board; Series 2014, RB	5.00%	12/01/2028	1,345	1,384,684

California–9.97%
Adelanto (City of), CA Public Utility Authority;
Series 2017 A, Ref. RB (INS - AGM)(b)	5.00%	07/01/2027	175	191,766

Series 2017 A, Ref. RB (INS - AGM)(b)	5.00%	07/01/2028	315	345,707

Series 2017 A, Ref. RB (INS - AGM)(b)	5.00%	07/01/2029	300	329,047

Series 2017 A, Ref. RB (INS - AGM)(b)	5.00%	07/01/2030	325	355,570

Series 2017 A, Ref. RB (INS - AGM)(b)	5.00%	07/01/2031	310	338,600

Series 2017 A, Ref. RB (INS - AGM)(b)	5.00%	07/01/2032	310	337,471

Atwater (City of), CA; Series 2017 A, Ref. RB (INS - AGM)(b)	5.00%	05/01/2033	100	107,933

Beaumont (City of), CA Financing Authority (Improvement Area No. 17A); Series 2013 B, RB(c)(f)	5.00%	09/01/2023	1,000	1,018,182

California (State of);
Series 2020, Ref. GO Bonds	4.00%	03/01/2036	9,385	9,733,502

Series 2022, GO Bonds	5.00%	09/01/2039	3,000	3,424,009

California (State of) (Bid Group B); Series 2020, GO Bonds	5.00%	11/01/2036	10,000	11,267,532

California (State of) County Tobacco Securitization Agency; Series 2014, Ref. RB	4.00%	06/01/2029	765	765,790

California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2002, RB	6.00%	06/01/2042	2,250	2,287,160

California (State of) Enterprise Development Authority (Academy for Academic Excellence); Series 2020 A, RB(d)	5.00%	07/01/2040	1,000	924,957

California (State of) Housing Finance Agency;
Series 2019 A-1, RB	4.25%	01/15/2035	1,903	1,848,565

Series 2019 A-2, RB	4.00%	03/20/2033	6,677	6,484,132

Series 2021 A, RB	3.25%	08/20/2036	3,447	2,979,210

Series 2021-1A, Revenue Ctfs.	3.50%	11/20/2035	4,878	4,402,453

Series 2021-2A, Revenue Ctfs. (CEP - FHLMC)	3.75%	03/25/2035	9,859	9,683,873

California (State of) Municipal Finance Authority (American Heritage Education Foundation); Series 2016 A, Ref. RB	5.00%	06/01/2046	875	880,909

California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing); Series 2018, RB	5.00%	05/15/2035	5,000	5,100,389

California (State of) Municipal Finance Authority (Emerson College); Series 2011, RB	5.00%	01/01/2028	270	270,331

California (State of) Municipal Finance Authority (Harbor Regional Center); Series 2015, Ref. RB	5.00%	11/01/2032	1,000	1,061,657

California (State of) Municipal Finance Authority (Mt. San Antonio Gardens); Series 2022, RB	2.75%	11/15/2027	525	472,231

California (State of) Pollution Control Finance Authority; Series 2012, RB(a)(d)	5.00%	07/01/2027	5,590	5,592,599

California (State of) Public Finance Authority (Enso Village) (Green Bonds);
Series 2021 B-3, RB(d)	2.13%	11/15/2027	2,140	1,989,644

Series 2021, RB(d)	2.38%	11/15/2028	1,050	967,767

Series 2021, RB(d)	3.13%	05/15/2029	4,140	3,618,018

Series 2021, RB(d)	5.00%	11/15/2036	1,160	1,056,483

California (State of) Public Finance Authority (Henry Mayo Newhall Hospital);
Series 2017, Ref. RB	5.00%	10/15/2031	1,070	1,116,133

Series 2017, Ref. RB	5.00%	10/15/2033	1,000	1,034,893

California (State of) Public Works Board (Various Capital); Series 2021 B, RB	4.00%	05/01/2038	2,125	2,163,630

California (State of) School Finance Authority (Alliance for College-Ready Public Schools); Series 2013 A, RB	5.25%	07/01/2023	230	232,401

California (State of) School Finance Authority (KIPP LA); Series 2014 A, RB(d)	4.13%	07/01/2024	270	272,272

California (State of) Statewide Communities Development Authority (California Baptist University); Series 2017 A, Ref. RB(d)	5.00%	11/01/2032	1,135	1,164,757

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center);
Series 2014, RB	5.25%	12/01/2029	$4,300	$4,405,377

Series 2018 A, RB(d)	5.25%	12/01/2038	1,000	1,013,788

California (State of) Statewide Communities Development Authority (University of California - Irvine East Campus Apartments - CHF-Irvine, LLC); Series 2016, Ref. RB	5.00%	05/15/2032	1,250	1,282,612

California (State of) Tobacco Securitization Agency;
Series 2020 A, Ref. RB	5.00%	06/01/2032	385	407,680

Series 2020 A, Ref. RB	5.00%	06/01/2033	600	632,276

Chula Vista (City of), CA Municipal Financing Authority; Series 2015 B, Ref. RB	5.00%	09/01/2026	1,500	1,591,256

Corona-Norco Unified School District (Community Facilities District No. 98-1); Series 2013, Ref. RB(f)	5.00%	09/01/2023	1,000	1,018,931

El Centro (City of), CA Financing Authority (El Centro California Redevelopment); Series 2011, RB	6.63%	11/01/2025	75	75,240

El Dorado (County of), CA (Community Facilities District No. 1992-1 - El Dorado Hills Development); Series 2012, Ref. RB	5.00%	09/01/2024	495	495,950

Golden State Tobacco Securitization Corp.;
Series 2005 A, RB(f)(g)	0.00%	06/01/2028	55	47,025

Series 2017 A-1, Ref. RB(f)	5.00%	06/01/2027	4,000	4,407,130

Series 2018 A-1, Ref. RB(c)(f)	5.00%	06/01/2028	4,000	4,504,060

Imperial (County of), CA Local Transportation Authority;
Series 2022 A, Ref. RB (INS - AGM)(b)	5.00%	06/01/2032	3,800	4,135,898

Series 2022 B, Ref. RB (INS - AGM)(b)	5.00%	06/01/2032	7,145	7,776,274

Series 2022 C, Ref. RB (INS - AGM)(b)	5.00%	06/01/2032	1,100	1,197,280

Series 2022 D, Ref. RB (INS - AGM)(b)	5.00%	06/01/2032	2,880	3,134,332

Indio (City of), CA Community Facilities District No. 2004-3 (Improvement Area No. 1); Series 2015, Ref. RB	5.00%	09/01/2035	910	933,666

Inglewood Unified School District; Series 2019 C, GO Bonds (INS - BAM)(b)	4.00%	08/01/2039	1,000	980,773

Irvine (City of), CA (Reassessment District No. 13-1); Series 2013, RB	5.00%	09/02/2023	500	509,345

Lake Elsinore Public Financing Authority; Series 2015, Ref. RB	5.00%	09/01/2028	2,115	2,204,390

Lancaster (City of), CA Redevelopment Agency Successor Agency (Redevelopment Areas); Series 2017, Ref. RB (INS - AGM)(b)	4.00%	08/01/2039	3,400	3,391,349

Los Angeles (City of), CA Department of Airports; Series 2020 C, RB(a)	5.00%	05/15/2039	1,160	1,223,201

Los Angeles (City of), CA Department of Airports (Los Angeles International Airport);
Series 2018 A, RB(a)	5.00%	05/15/2044	7,005	7,199,832

Series 2018 B, Ref. RB(a)	5.00%	05/15/2029	2,000	2,154,465

Series 2018 D, Ref. RB(a)	5.00%	05/15/2031	3,000	3,237,767

Los Angeles Unified School District; Series 2020 RYQ, GO Bonds	4.00%	07/01/2036	5,000	5,175,479

Modesto (City of), CA Irrigation District; Series 2015 B, Ref. RB	5.00%	10/01/2028	1,595	1,695,811

M-S-R Energy Authority; Series 2009 B, RB	7.00%	11/01/2034	3,500	4,330,948

Northern California Tobacco Securitization Authority;
Series 2021 A, Ref. RB	4.00%	06/01/2049	3,390	2,917,474

Series 2021 B-1, Ref. RB	4.00%	06/01/2049	3,790	3,767,678

Oakland Unified School District (County of Alameda);
Series 2015 A, GO Bonds	5.00%	08/01/2028	1,000	1,057,303

Series 2015 A, GO Bonds	5.00%	08/01/2029	1,160	1,226,031

Oroville (City of), CA (Oroville Hospital); Series 2019, RB	5.25%	04/01/2034	2,000	2,060,438

Palomar Health; Series 2016, Ref. RB	5.00%	11/01/2031	500	519,912

Redwood City (City of), CA (Redwood Shores Community Facilities District No. 99-1 - Shores Transportation Improvement); Series 2012, Ref. RB	5.00%	09/01/2026	495	495,634

Riverside (City of), CA (Riverwalk Assessment District); Series 2011, Ref. RB	5.25%	09/02/2026	400	401,935

Riverside (County of), CA Community Facilities District No. 04-2; Series 2012, Ref. RB	5.00%	09/01/2028	500	501,916

Riverside (County of), CA Public Financing Authority (Desert Communities and Interstate 215 Corridor - Project Area No. 1); Series 2015 A, RB (INS - AGM)(b)	5.00%	10/01/2029	1,375	1,454,047

San Diego (City of), CA Community Facilities District No. 3; Series 2013, Ref. RB	5.00%	09/01/2024	520	526,645

San Diego (County of), CA Regional Airport Authority;
Series 2013 B, RB(a)(f)	5.00%	07/01/2023	250	253,454

Series 2021 B, RB(a)	4.00%	07/01/2040	3,000	2,857,528

San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Series 2019 A, Ref. RB(a)	5.00%	01/01/2033	1,000	1,065,094

Series 2019 A, Ref. RB(a)	5.00%	01/01/2034	1,335	1,416,438

Series 2019 D, Ref. RB	5.00%	05/01/2030	1,800	2,024,713

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)
San Francisco (City & County of), CA Successor Agency to the Redevelopment Agency Community Facilities District No. 6 (Mission Bay South Public Improvements);
Series 2013 A, Ref. RB	5.00%	08/01/2027	$750	$750,965

Series 2013 B, RB	5.00%	08/01/2027	405	405,524

San Francisco (City of), CA Bay Area Rapid Transit District (Green Bonds); Series 2019 B1, GO Bonds	4.00%	08/01/2037	5,000	5,122,533

San Luis Obispo (County of), CA Financing Authority (Lopez Dam Improvement); Series 2011 A, Ref. RB (INS - AGM)(b)	5.50%	08/01/2026	3,195	3,202,815

Santa Margarita Water District (Community Facilities District No. 2013-1);
Series 2013, RB	5.00%	09/01/2026	990	1,002,004

Series 2013, RB	5.13%	09/01/2027	1,150	1,164,965

South Tahoe Joint Powers Financing Authority (South Tahoe Redevelopment Project Area No. 1); Series 2015 A, Ref. RB (INS - NATL)(b)	5.00%	10/01/2028	2,080	2,158,418

University of California (Limited); Series 2017 M, RB	5.00%	05/15/2025	440	465,901

West Contra Costa Unified School District (Election of 2005); Series 2008 B, GO Bonds	6.00%	08/01/2023	1,000	1,023,366

William S. Hart Union High School District (Community Facilities District No. 2005-1); Series 2015, Ref. RB	5.00%	09/01/2032	1,045	1,072,272

				191,896,711

Colorado–2.60%
Arkansas River Power Authority; Series 2018 A, Ref. RB	5.00%	10/01/2032	2,645	2,745,195

Aurora Crossroads Metropolitan District No. 2; Series 2020 A, GO Bonds	5.00%	12/01/2040	1,480	1,358,724

BNC Metropolitan District No. 1; Series 2017 A, Ref. GO Bonds (INS - BAM)(b)	5.00%	12/01/2032	360	389,674

Brighton Crossing Metropolitan District No. 4; Series 2017 A, GO Bonds	5.00%	12/01/2037	1,050	1,019,801

Broadway Park North Metropolitan District No. 2; Series 2020, GO Bonds(d)	5.00%	12/01/2040	1,325	1,245,546

Centerra Metropolitan District No. 1 (In the City of Loveland); Series 2017, RB(d)	5.00%	12/01/2029	4,000	3,963,985

Clear Creek Transit Metropolitan District No. 2; Series 2021 A, GO Bonds	4.00%	12/01/2031	525	462,553

Colorado (State of) Health Facilities Authority (Aberdeen Ridge); Series 2021 B, RB	2.63%	05/15/2029	1,125	1,013,863

Colorado (State of) Health Facilities Authority (Children’s Hospital); Series 2013 A, RB	5.00%	12/01/2036	200	201,163

Colorado (State of) Health Facilities Authority (Christian Living Neighborhoods); Series 2016, Ref. RB	5.00%	01/01/2031	2,475	2,373,212

Colorado (State of) Health Facilities Authority (CommonSpirit Health); Series 2019 A, Ref. RB	4.00%	08/01/2037	4,730	4,413,823

Colorado (State of) Health Facilities Authority (Sunny Vista Living Center);
Series 2015 A, Ref. RB(d)	5.00%	12/01/2025	375	341,811

Series 2015 A, Ref. RB(d)	5.50%	12/01/2030	750	616,801

Dacono Urban Renewal Authority; Series 2020, RB	6.25%	12/01/2039	656	608,573

Denver (City & County of), CO;
Series 2018 A, Ref. RB(a)	5.00%	12/01/2028	1,510	1,627,482

Series 2018 A, Ref. RB(a)	5.00%	12/01/2030	1,000	1,091,354

Series 2018 A-2, RB(g)	0.00%	08/01/2030	800	598,626

Series 2018 A-2, RB(g)	0.00%	08/01/2031	1,000	714,422

Series 2022 A, RB(a)	5.00%	11/15/2034	8,750	9,492,463

Series 2022 D, Ref. RB(a)	5.50%	11/15/2032	2,250	2,577,895

Denver (City & County of), CO (United Airlines, Inc.); Series 2017, Ref. RB(a)	5.00%	10/01/2032	5,000	4,964,134

Denver (City & County of), CO Health & Hospital Authority; Series 2019 A, Ref. RB	4.00%	12/01/2038	2,500	2,225,800

Evan’s Place Metropolitan District; Series 2020 MDD, GO Bonds	5.00%	12/01/2040	1,050	970,192

Interquest South Business Improvement District; Series 2017, GO Bonds	4.50%	12/01/2030	180	166,608

Jefferson (County of), CO Center Metropolitan District No. 1; Series 2020 A-2, RB	4.13%	12/01/2040	575	480,174

Plaza Metropolitan District No. 1; Series 2013, Ref. RB(d)	5.00%	12/01/2022	1,000	1,000,000

Pueblo Urban Renewal Authority (Evraz); Series 2021 B, RB(d)(g)	0.00%	12/01/2025	250	210,147

Transport Metropolitan District No. 3; Series 2021 A-1, GO Bonds	4.13%	12/01/2031	805	717,238

Vauxmont Metropolitan District;
Series 2019, Ref. GO Bonds (INS - AGM)(b)	5.00%	12/15/2031	135	144,632

Series 2019, Ref. GO Bonds (INS - AGM)(b)	5.00%	12/15/2032	160	171,282

Series 2020, Ref. GO Bonds (INS - AGM)(b)	5.00%	12/01/2031	230	253,559

Series 2020, Ref. GO Bonds (INS - AGM)(b)	5.00%	12/01/2032	250	274,970

Series 2020, Ref. GO Bonds (INS - AGM)(b)	5.00%	12/01/2033	255	279,304

Series 2020, Ref. GO Bonds (INS - AGM)(b)	5.00%	12/01/2034	285	310,141

Series 2020, Ref. GO Bonds (INS - AGM)(b)	5.00%	12/01/2035	100	108,355

Windler Public Improvement Authority; Series 2021 A-1, RB	4.00%	12/01/2031	1,065	901,324

				50,034,826

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Connecticut–1.43%
Connecticut (State of);
Series 2018 C, GO Bonds	5.00%	06/15/2027	$3,000	$3,288,905

Series 2019 A, GO Bonds	5.00%	04/15/2034	4,150	4,550,637

Connecticut (State of) (Transportation Infrastructure); Series 2018, RB	5.00%	01/01/2030	5,000	5,519,338

Connecticut (State of) Health & Educational Facilities Authority;
Series 2020 A, RB	5.00%	07/01/2033	1,510	1,606,506

Series 2020 G-1, Ref. RB(d)	5.00%	07/01/2030	285	289,663

Series 2020 G-1, Ref. RB(d)	5.00%	07/01/2031	540	544,878

Series 2020 G-1, Ref. RB(d)	5.00%	07/01/2033	600	598,235

Hamden (Town of), CT (Whitney Center); Series 2019, Ref. RB	5.00%	01/01/2030	2,685	2,561,578

University of Connecticut;
Series 2016 A, RB	5.00%	03/15/2032	2,940	3,122,353

Series 2017 A, RB	5.00%	01/15/2030	5,000	5,402,196

				27,484,289

District of Columbia–1.70%
District of Columbia (Provident Group - Howard Properties LLC); Series 2013, RB	5.00%	10/01/2030	2,550	2,550,058

Metropolitan Washington Airports Authority;
Series 2010, RB (INS - BAM)(b)(g)	0.00%	10/01/2037	13,000	6,319,404

Series 2016 A, Ref. RB(a)	5.00%	10/01/2034	2,215	2,297,109

Series 2019 A, Ref. RB(a)	5.00%	10/01/2031	5,000	5,408,200

Series 2019 A, Ref. RB(a)	5.00%	10/01/2032	1,435	1,548,567

Series 2019 A, Ref. RB(a)	5.00%	10/01/2039	3,775	3,931,461

Series 2019 A, Ref. RB(a)	5.00%	10/01/2040	1,635	1,696,122

Series 2021 A, Ref. RB(a)	5.00%	10/01/2033	6,000	6,538,738

Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement);
Series 2010 A, RB(g)	0.00%	10/01/2037	5,000	2,357,444

Series 2010 A, RB (INS - AGM)(b)(g)	0.00%	10/01/2037	40	19,444

				32,666,547

Florida–6.60%
Alachua (County of), FL Health Facilities Authority (Shands Teaching Hospital & Clinics);
Series 2014 A, RB	5.00%	12/01/2044	5,000	5,030,172

Series 2019, Ref. RB	5.00%	12/01/2037	2,570	2,682,028

Atlantic Beach (City of), FL (Fleet Landing);
Series 2013 A, Ref. RB	5.00%	11/15/2023	565	570,588

Series 2018 A, RB	5.00%	11/15/2038	1,100	1,111,247

Broward (County of), FL (Convention Center Expansion); Series 2021, RB	4.00%	09/01/2037	13,000	13,182,051

Capital Trust Agency, Inc. (Franklin Academy); Series 2020, RB(d)	5.00%	12/15/2040	1,220	1,152,080

Capital Trust Agency, Inc. (H-Bay Ministries, Inc.- Superior Residences); Series 2018 B, RB(h)	4.50%	07/01/2038	500	90,000

Capital Trust Agency, Inc. (Sarasota-Manatee Jewish Housing Council, Inc.); Series 2017, Ref. RB(d)	5.00%	07/01/2032	2,545	2,306,170

Capital Trust Agency, Inc. (Viera Charter Schools, Inc.); Series 2017 A, RB(d)	5.00%	10/15/2037	510	489,295

Collier (County of), FL Industrial Development Authority (The Arlington of Naples); Series 2014 A, RB (Acquired 12/16/2013; Cost $1,215,000)(d)(e)(h)	7.25%	05/15/2026	1,215	777,600

Florida (State of) Higher Educational Facilities Financial Authority (Florida Institute of Technology); Series 2019, RB	5.00%	10/01/2032	2,590	2,710,484

Florida (State of) North Broward Hospital District; Series 2017 B, Ref. RB	5.00%	01/01/2034	5,000	5,184,812

Florida Development Finance Corp. (Green Bonds); Series 2019 B, RB(a)(d)	7.38%	01/01/2049	10,000	8,917,222

Florida Development Finance Corp. (Renaissance Charter School, Inc.);
Series 2015, RB(d)	6.00%	06/15/2035	1,265	1,278,856

Series 2020 C, Ref. RB(d)	4.00%	09/15/2030	470	431,967

Florida Housing Finance Corp.; Series 2015 A, RB (CEP - GNMA)	3.65%	07/01/2041	240	237,324

Greater Orlando Aviation Authority;
Series 2019 A, RB(a)	5.00%	10/01/2032	7,025	7,580,966

Series 2019 A, RB(a)	5.00%	10/01/2034	5,000	5,312,513

Greater Orlando Aviation Authority (Jetblue Airway); Series 2013, Ref. RB(a)	5.00%	11/15/2026	3,500	3,503,704

Halifax Hospital Medical Center; Series 2015, Ref. RB(c)(f)	5.00%	06/01/2025	325	343,330

Highlands (County of), FL Health Facilities Authority (Trousdale Foundation Properties); Series 2018 A, RB (Acquired 08/29/2018; Cost $2,494,221)(e)	5.25%	04/03/2028	2,500	940,000

Lake (County of), FL (Lakeside at Waterman Village); Series 2020 B-1, Ref. RB	4.25%	08/15/2027	2,240	2,124,304

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Florida–(continued)
Lake Helen (City of), FL (Ivy Hawn Charter School of the Arts); Series 2018 A, RB(d)	5.00%	07/15/2028	$485	$476,019

Lee (County of), FL; Series 2021 B, RB(a)	5.00%	10/01/2035	5,000	5,324,666

Lee (County of), FL Industrial Development Authority (Preserve (The)); Series 2017 A, RB(d)	5.38%	12/01/2032	1,000	827,689

Manatee (County of), FL School District;
Series 2017, RB (INS - AGM)(b)	5.00%	10/01/2029	1,000	1,082,330

Series 2017, RB (INS - AGM)(b)	5.00%	10/01/2031	3,000	3,240,768

Series 2017, RB (INS - AGM)(b)	5.00%	10/01/2032	1,250	1,348,221

Miami (City of) & Dade (County of), FL School Board; Series 2015 A, Ref. COP	5.00%	05/01/2032	1,900	1,967,199

Miami (City of), FL; Series 2012, Ref. RB(d)	5.00%	03/01/2030	100	100,572

Miami-Dade (County of), FL;
Series 2017 B, Ref. RB	4.00%	10/01/2036	15,000	15,174,514

Series 2021, RB	4.00%	10/01/2042	3,000	2,938,785

Subseries 2021 A-1, Ref. RB (INS - AGM)(a)(b)	4.00%	10/01/2039	3,500	3,395,614

Subseries 2021 A-1, Ref. RB (INS - AGM)(a)(b)	4.00%	10/01/2040	3,000	2,815,140

Subseries 2021 A-1, Ref. RB (INS - AGM)(a)(b)	4.00%	10/01/2041	2,385	2,223,679

Miami-Dade (County of), FL (Jackson Health System); Series 2015 A, Ref. RB	5.00%	06/01/2033	1,000	1,041,653

Miami-Dade (County of), FL Expressway Authority; Series 2016 A, Ref. RB	5.00%	07/01/2028	1,625	1,710,720

Miami-Dade (County of), FL Transit System; Series 2022, RB	5.00%	07/01/2043	5,000	5,405,744

Mirabella Community Development District; Series 2013, RB	6.00%	11/01/2026	85	86,789

Orlando (City of), FL Community Redevelopment Agency (Conroy Road District); Series 2012, Ref. RB	5.00%	04/01/2023	500	504,950

Osceola (County of), FL;
Series 2020 A-1, Ref. RB	5.00%	10/01/2033	350	357,404

Series 2020 A-1, Ref. RB	5.00%	10/01/2034	300	305,023

Series 2020 A-1, Ref. RB	5.00%	10/01/2035	500	507,283

Palm Beach (County of), FL Health Facilities Authority; Series 2020 B-1, RB	3.00%	06/01/2027	2,720	2,720,000

Palm Beach (County of), FL Health Facilities Authority (ACTS Retirement-Life Communities, Inc.);
Series 2016, Ref. RB	5.00%	11/15/2032	3,500	3,527,349

Series 2020 B, RB	4.00%	11/15/2041	250	213,838

Pompano Beach (City of), FL (John Knox Village);
Series 2021 B-1, RB	2.00%	01/01/2029	1,150	970,997

Series 2021 B-2, RB	1.45%	01/01/2027	560	490,836

Tampa (City of), FL;
Series 2020 A, RB(g)	0.00%	09/01/2041	3,030	1,251,500

Series 2020 A, RB(g)	0.00%	09/01/2049	3,795	1,053,191

				127,019,186

Georgia–1.53%
Atlanta (City of), GA; Series 2019, RB(a)	4.00%	07/01/2038	1,540	1,484,438

Brookhaven Development Authority (Children’s Healthcare of Atlanta, Inc.); Series 2019 A, RB	5.00%	07/01/2031	330	364,630

Burke (County of), GA Development Authority (Georgia Power Co. Plant Vogtle); Series 1995, RB	2.20%	10/01/2032	2,000	1,633,767

College Park (City of), GA (Atlanta International Airport); Series 2006 B, RB (INS - NATL)(b)	4.50%	01/01/2031	15	15,009

Floyd (County of), GA Development Authority (The Spires at Berry College);
Series 2018 A, RB	5.50%	12/01/2028	940	917,076

Series 2018 A, RB	5.75%	12/01/2033	1,500	1,434,101

Fulton (County of), GA Development Authority (Robert W. Woodruff Arts Center); Series 2019, Ref. RB	4.00%	03/15/2044	830	804,485

Fulton (County of), GA Development Authority (Wellstar Health System, Inc.); Series 2017, RAC	5.00%	04/01/2033	1,870	1,955,826

George L Smith II Congress Center Authority (Convention Center Hotel);
Series 2021, RB	2.38%	01/01/2031	525	459,742

Series 2021, RB	4.00%	01/01/2036	1,100	1,015,085

Georgia (State of) Municipal Electric Authority; Series 2019 A, Ref. RB	5.00%	01/01/2033	1,200	1,295,010

Georgia (State of) Municipal Electric Authority (Project One); Series 2015 A, Ref. RB	5.00%	01/01/2032	875	903,774

Georgia (State of) Municipal Electric Authority of Georgia (Plant Vogtle Units 3 & 4);
Series 2021 A, Ref. RB	4.00%	01/01/2041	480	435,772

Series 2021 A, Ref. RB (INS - AGM)(b)	4.00%	01/01/2041	485	471,430

Series 2021 A, Ref. RB (INS - AGM)(b)	4.00%	01/01/2046	1,295	1,203,727

Georgia Municipal Association, Inc.; Series 1998, COP (INS - AGM)(b)	5.00%	12/01/2023	15	15,032

Houston (County of), GA Hospital Authority (Houston Hospitals, Inc.); Series 2016 A, Ref. RB(c)(f)	5.00%	04/01/2024	730	745,983

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Georgia–(continued)
Macon-Bibb (County of), GA Urban Development Authority (Academy for Classical Education, Inc.); Series 2017 A, RB(d)	5.75%	06/15/2037	$1,540	$1,560,157

Main Street Natural Gas, Inc.; Series 2022 B, RB(c)	5.00%	06/01/2029	5,000	5,160,664

Metropolitan Atlanta Rapid Transit Authority; Series 2016 B, Ref. RB	5.00%	07/01/2032	7,150	7,677,513

				29,553,221

Guam–0.26%
Guam (Territory of);
Series 2021 A, Ref. RB	5.00%	11/01/2040	4,000	4,010,661

Series 2021 F, Ref. RB	5.00%	01/01/2029	1,000	1,043,081

				5,053,742

Hawaii–0.46%
Hawaii (State of) Department of Budget & Finance; Series 2019, Ref. RB	3.20%	07/01/2039	1,655	1,349,176

Hawaii (State of) Department of Transportation (Airports Division); Series 2013, COP(a)	5.00%	08/01/2023	1,250	1,266,966

Honolulu (City & County of), HI Wastewater System Revenue; Series 2015 A, RB(i)	5.00%	07/01/2031	6,000	6,307,453

				8,923,595

Idaho–0.11%
Idaho (State of) Housing & Finance Association; Series 2019, Ref. RB	5.00%	07/15/2035	1,900	2,082,357

Illinois–10.52%
Bartlett (Village of), IL (Quarry Redevelopment);
Series 2007, Ref. RB	5.60%	01/01/2023	195	195,102

Series 2016, Ref. RB	4.00%	01/01/2024	2,330	2,307,434

Bolingbrook (Village of), IL Special Service Area No. 2005-1; Series 2019, Ref. RB	5.00%	03/01/2033	1,645	1,559,992

Chicago (City of), IL;
Series 2003 B, Ref. GO Bonds	5.00%	01/01/2024	1,795	1,810,494

Series 2003 B, Ref. GO Bonds	5.50%	01/01/2030	250	253,539

Series 2004, RB	5.00%	11/01/2028	3,000	3,121,161

Series 2008 C, Ref. RB	5.00%	01/01/2029	2,500	2,546,379

Series 2008 C, Ref. RB	5.00%	01/01/2030	1,500	1,530,741

Series 2015 A, GO Bonds	5.38%	01/01/2029	5,000	5,073,110

Series 2017 A, Ref. GO Bonds	5.75%	01/01/2034	2,500	2,559,545

Series 2017 B, Ref. RB	5.00%	01/01/2033	3,000	3,085,560

Series 2019 A, GO Bonds	5.50%	01/01/2035	3,000	3,103,093

Series 2021 A, Ref. GO Bonds	5.00%	01/01/2033	9,000	9,056,526

Chicago (City of), IL (83rd/Stewart Redevelopment); Series 2013, COP(d)	7.00%	01/15/2029	929	928,839

Chicago (City of), IL (O’Hare International Airport);
Series 2015 A, Ref. RB(a)	5.00%	01/01/2029	6,000	6,138,989

Series 2015 B, Ref. RB	5.00%	01/01/2031	3,000	3,107,466

Series 2017 D, RB(a)	5.00%	01/01/2031	1,000	1,042,816

Series 2017 D, RB(a)	5.00%	01/01/2032	1,000	1,041,128

Series 2017 D, RB(a)	5.00%	01/01/2033	2,000	2,079,075

Series 2020 A, Ref. RB (INS - AGM)(b)	4.00%	01/01/2037	2,250	2,234,932

Chicago (City of), IL Board of Education;
Series 2017 C, Ref. GO Bonds	5.00%	12/01/2030	2,000	2,018,839

Series 2017, RB	5.75%	04/01/2035	1,000	1,049,705

Series 2018 A, Ref. GO Bonds (INS - AGM)(b)	5.00%	12/01/2027	1,500	1,569,971

Series 2018 A, Ref. GO Bonds (INS - AGM)(b)	5.00%	12/01/2030	1,000	1,047,347

Series 2018 A, Ref. GO Bonds (INS - AGM)(b)	5.00%	12/01/2031	1,250	1,306,176

Series 2018 C, Ref. GO Bonds	5.00%	12/01/2025	1,000	1,014,872

Series 2021 A, GO Bonds	5.00%	12/01/2035	20	19,811

Series 2021 A, GO Bonds	5.00%	12/01/2038	1,240	1,209,342

Chicago (City of), IL Metropolitan Water Reclamation District; Series 2015 C, GO Bonds(i)	5.00%	12/01/2027	7,000	7,312,594

Chicago (City of), IL Midway International Airport;
Series 2013 A, Ref. RB(a)	5.50%	01/01/2027	1,000	1,001,332

Series 2013 A, Ref. RB(a)	5.38%	01/01/2033	6,500	6,506,274

Series 2013 B, Ref. RB	5.00%	01/01/2025	1,000	1,001,490

Series 2014 A, Ref. RB(a)	5.00%	01/01/2023	3,000	3,004,418

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–(continued)
Cook (County of), IL; Series 2018, Ref. RB	5.25%	11/15/2035	$2,000	$2,131,269

Cook County Community College District No. 508 (City Colleges of Chicago); Series 2013, GO Bonds	5.25%	12/01/2026	500	504,223

Illinois (State of);
Series 2013, GO Bonds	5.50%	07/01/2027	2,295	2,315,156

Series 2013, GO Bonds	5.50%	07/01/2038	2,500	2,513,452

Series 2016, GO Bonds	5.00%	11/01/2025	2,135	2,203,646

Series 2016, GO Bonds	5.00%	11/01/2030	1,040	1,075,509

Series 2016, GO Bonds	4.00%	06/01/2032	3,155	3,047,661

Series 2017 C, GO Bonds	5.00%	11/01/2029	2,000	2,085,123

Series 2018 A, Ref. GO Bonds	5.00%	10/01/2028	8,375	8,797,141

Series 2018 B, Ref. GO Bonds	5.00%	10/01/2027	1,405	1,467,307

Series 2020 B, GO Bonds	4.00%	10/01/2035	3,000	2,826,864

Series 2020, GO Bonds	5.50%	05/01/2024	1,000	1,027,786

Series 2020, GO Bonds	5.50%	05/01/2030	3,000	3,275,759

Series 2020, GO Bonds	5.50%	05/01/2039	2,455	2,591,448

Illinois (State of) (Rebuild Illinois Program); Series 2019 B, GO Bonds	4.00%	11/01/2035	4,450	4,192,039

Illinois (State of) Finance Authority (Advocate Health Care Network); Series 2008 A, Ref. RB	5.00%	11/01/2030	2,000	2,082,625

Illinois (State of) Finance Authority (Benedictine University); Series 2021, Ref. RB	5.00%	10/01/2030	1,300	1,332,954

Illinois (State of) Finance Authority (Centegra Health System);
Series 2014 A, RB(c)(f)	5.00%	09/01/2024	1,000	1,039,508

Series 2014 A, RB(c)(f)	5.00%	09/01/2024	1,250	1,299,385

Illinois (State of) Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(a)	8.00%	06/01/2032	710	710,606

Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2016, RB	5.13%	05/15/2060	1,043	753,940

Illinois (State of) Finance Authority (Peace Village); Series 2013, RB(c)(f)	6.25%	08/15/2023	1,505	1,538,630

Illinois (State of) Finance Authority (Rogers Park Montessori School); Series 2014, Ref. RB	5.00%	02/01/2024	190	190,324

Illinois (State of) Finance Authority (Rush University Medical Center); Series 2015 A, Ref. RB	5.00%	11/15/2034	4,500	4,603,007

Illinois (State of) Finance Authority (The University of Chicago);
Series 2021 A, Ref. RB	5.00%	10/01/2036	1,600	1,828,888

Series 2021 A, Ref. RB	5.00%	10/01/2037	1,350	1,535,163

Illinois (State of) Finance Authority (University of Illinois Health Services);
Series 2020, RB	5.00%	10/01/2030	750	804,664

Series 2020, RB	5.00%	10/01/2031	750	792,285

Series 2020, RB	5.00%	10/01/2032	750	790,243

Series 2020, RB	5.00%	10/01/2033	750	786,930

Series 2020, RB	5.00%	10/01/2034	750	784,232

Series 2020, RB	5.00%	10/01/2035	750	780,259

Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 1998 A, Ref. RB (INS - NATL)(b)	5.50%	06/15/2029	2,000	2,143,080

Series 2002 A, Ref. RB (INS - NATL)(b)	5.70%	06/15/2023	1,295	1,311,545

Series 2002, RB (INS - AGM)(b)(g)	0.00%	12/15/2029	2,550	1,925,564

Series 2002, RB (INS - NATL)(b)(g)	0.00%	12/15/2032	13,490	8,709,298

Series 2002, RB (INS - NATL)(b)(g)	0.00%	12/15/2034	5,000	2,896,610

Series 2012 B, Ref. RB	5.00%	12/15/2022	5,010	5,012,998

Illinois (State of) Regional Transportation Authority; Series 2002 A, RB (INS - AGM)(b)	6.00%	07/01/2027	2,700	3,071,610

Illinois (State of) Sports Facilities Authority;
Series 2019, Ref. RB (INS - BAM)(b)	5.00%	06/15/2028	2,100	2,201,123

Series 2019, Ref. RB (INS - BAM)(b)	5.00%	06/15/2029	1,000	1,054,911

Series 2019, Ref. RB (INS - BAM)(b)	5.00%	06/15/2030	1,200	1,265,799

Illinois (State of) Toll Highway Authority; Series 2013 A, RB	5.00%	01/01/2038	2,000	2,002,242

Kane County School District No. 131 Aurora East Side; Series 2020 A, GO Bonds (INS - AGM)(b)	4.00%	12/01/2036	745	755,724

Manhattan (Village of), IL Special Service Area No. 2004-1 (Brookstone Springs); Series 2015, Ref. RB	4.25%	03/01/2024	421	418,774

Markham (City of), IL (Library Purposes); Series 2005 B, GO Bonds (INS - AGC)(b)	5.25%	01/01/2023	10	10,017

Railsplitter Tobacco Settlement Authority;
Series 2017, RB	5.00%	06/01/2027	4,000	4,251,706

Series 2017, RB	5.00%	06/01/2028	2,000	2,124,339

Regional Transportation Authority;
Series 2018 B, RB(i)	5.00%	06/01/2031	3,800	4,185,830

Series 2018 B, RB(i)	5.00%	06/01/2032	3,995	4,400,268

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–(continued)
Sales Tax Securitization Corp.;
Series 2017 A, Ref. RB	5.00%	01/01/2029	$1,000	$1,069,744

Series 2017 A, Ref. RB	5.00%	01/01/2030	1,000	1,069,119

Series 2018 A, Ref. RB	5.00%	01/01/2031	3,000	3,196,906

Springfield (City of), IL;
Series 2015, Ref. RB	5.00%	03/01/2032	2,000	2,062,231

Series 2015, Ref. RB	5.00%	03/01/2033	3,500	3,604,320

Stephenson County School District No. 145 Freeport;
Series 2018 A, GO Bonds(c)(f)	5.00%	02/01/2028	205	226,904

Series 2018 A, GO Bonds (INS - AGM)(b)	5.00%	02/01/2031	895	995,449

				202,512,229

Indiana–0.78%
Allen (County of), IN (Evergreen Village Fort Wayne); Series 2019, RB	6.00%	02/01/2039	570	524,061

Indiana (State of) Finance Authority (CWA Authority); Series 2021, Ref. RB	4.00%	10/01/2039	5,075	5,131,517

Indiana (State of) Finance Authority (KIPP Indianapolis, Inc.); Series 2020 A, RB	4.00%	07/01/2030	215	202,603

Indiana (State of) Finance Authority (United States Steel Corp.); Series 2021 A, Ref. RB	4.13%	12/01/2026	1,000	975,357

Jeffersonville (City of), IN (Vivera Senior Living);
Series 2020 A, RB(d)	4.75%	11/01/2030	575	505,021

Series 2020 A, RB(d)	5.25%	11/01/2040	4,560	3,688,248

Northern Indiana Commuter Transportation District;
Series 2016, RB	5.00%	07/01/2027	1,800	1,924,391

Series 2016, RB	5.00%	07/01/2028	1,250	1,335,066

Terre Haute (City of), IN (Silver Birch of Terre Haute); Series 2017, RB	5.10%	01/01/2032	685	598,156

Valparaiso (City of), IN (Pratt Paper, LLC); Series 2013, RB(a)	5.88%	01/01/2024	220	222,947

				15,107,367

Iowa–0.77%
Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2022, Ref. RB(c)	4.00%	12/01/2032	5,350	5,066,254

Iowa (State of) Finance Authority (Lifespace Communities, Inc.); Series 2021 A, Ref. RB	4.00%	05/15/2046	3,500	2,493,590

Iowa (State of) Finance Authority (Mercy Medical Center); Series 2012, RB	4.00%	08/15/2023	1,200	1,201,639

Iowa (State of) Finance Authority (PHS Council Bluffs, Inc.); Series 2018, RB	4.45%	08/01/2028	125	115,632

Iowa (State of) Tobacco Settlement Authority; Series 2021 A-2, Ref. RB	5.00%	06/01/2028	2,100	2,203,769

PEFA, Inc.; Series 2019, RB(c)	5.00%	09/01/2026	3,635	3,724,442

				14,805,326

Kansas–0.73%
Derby (City of), KS (Derby Star Bond); Series 2020, RB	3.90%	03/01/2037	1,175	1,164,797

Kansas (State of) Municipal Energy Agency (Jameson Energy Center); Series 2013, RB(c)(f)	5.00%	07/01/2023	1,140	1,156,215

Lenexa (City of), KS (Lakeview Village, Inc.);
Series 2018 A, Ref. RB	5.00%	05/15/2029	1,210	1,216,847

Series 2018 A, Ref. RB	5.00%	05/15/2031	1,335	1,334,965

Manhattan (City of), KS (Meadowlark Hills);
Series 2021 A, Ref. RB	4.00%	06/01/2036	1,000	841,430

Series 2021 A, Ref. RB	4.00%	06/01/2046	1,150	863,408

Wichita (City of), KS (Kansas Masonic Home); Series 2016 II-A, RB (Acquired 05/25/2017-05/30/2019; Cost $1,542,317)(e)	5.25%	12/01/2036	1,500	600,000

Wichita (City of), KS (Presbyterian Manors, Inc.);
Series 2018 I, Ref. RB	5.00%	05/15/2033	1,140	1,064,983

Series 2019, Ref. RB	5.00%	05/15/2029	1,280	1,243,563

Series 2019, Ref. RB	5.00%	05/15/2034	2,950	2,735,754

Wyandotte (County of), KS Unified Government; Series 2014 A, Ref. RB	5.00%	09/01/2044	1,740	1,780,853

				14,002,815

Kentucky–2.12%
Ashland (City of), KY (King’s Daughters Medical Center);
Series 2019, Ref. RB	5.00%	02/01/2030	370	398,242

Series 2019, Ref. RB	5.00%	02/01/2031	460	486,363

Series 2019, Ref. RB	5.00%	02/01/2032	450	474,543

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Kentucky–(continued)
Fayette County School District Finance Corp.; Series 2015 D, RB (CEP - Colorado Higher Education Intercept Program)	5.00%	08/01/2031	$1,000	$1,054,606

Kentucky (Commonwealth of) Economic Development Finance Authority (Catholic Health Initiatives); Series 2011 B, RB (SIFMA Municipal Swap Index + 1.40%)(c)(j)	3.25%	02/01/2025	1,430	1,432,895

Kentucky (Commonwealth of) Economic Development Finance Authority (Masonic Home Independent Living II, Inc.); Series 2016 A, Ref. RB	5.00%	05/15/2036	2,000	1,788,804

Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);
Series 2015 A, RB	5.00%	07/01/2028	1,500	1,530,974

Series 2015 A, RB	5.00%	07/01/2030	3,000	3,057,089

Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.); Series 2017 A, Ref. RB	5.00%	06/01/2032	1,435	1,493,808

Kentucky (Commonwealth of) Economic Development Finance Authority (Rosedale Green); Series 2015, Ref. RB	5.50%	11/15/2035	3,100	2,816,071

Kentucky (Commonwealth of) Municipal Power Agency;
Series 2015 A, Ref. RB (INS - NATL)(b)	5.00%	09/01/2026	1,000	1,059,725

Series 2015 A, Ref. RB (INS - NATL)(b)	5.00%	09/01/2027	1,620	1,707,949

Series 2015 A, Ref. RB (INS - NATL)(b)	5.00%	09/01/2028	1,260	1,330,797

Kentucky (Commonwealth of) Municipal Power Agency (Prairie State);
Series 2016, Ref. RB (INS - NATL)(b)	5.00%	09/01/2031	5,000	5,361,548

Series 2019 A, Ref. RB	5.00%	09/01/2031	1,500	1,629,582

Series 2019 A, Ref. RB	5.00%	09/01/2032	1,600	1,734,712

Series 2019 A, Ref. RB	5.00%	09/01/2033	1,000	1,080,814

Kentucky (Commonwealth of) Property & Building Commission (No. 108); Series 2015 A, RB	5.00%	08/01/2029	1,000	1,050,665

Kentucky (Commonwealth of) Property & Building Commission (No. 119);
Series 2018, RB (INS - BAM)(b)	5.00%	05/01/2031	100	109,871

Series 2018, RB (INS - BAM)(b)	5.00%	05/01/2032	100	109,129

Series 2018, RB (INS - BAM)(b)	5.00%	05/01/2033	100	109,015

Series 2018, RB (INS - BAM)(b)	5.00%	05/01/2034	100	108,256

Kentucky (Commonwealth of) Public Energy Authority;
Series 2018 B, RB(c)	4.00%	01/01/2025	2,000	1,994,797

Series 2019 C, RB(c)	4.00%	02/01/2028	5,000	4,920,801

Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.);
Series 2016 A, Ref. RB	5.00%	10/01/2033	2,450	2,541,090

Series 2020 A, RB	4.00%	10/01/2040	1,500	1,446,059

				40,828,205

Louisiana–1.61%
Louisiana (State of) Public Facilities Authority (19th Judicial District Court Building); Series 2015, Ref. RB(c)(f)	5.00%	06/01/2025	1,405	1,482,499

Louisiana (State of) Public Facilities Authority (Archdiocese of New Orleans);
Series 2017, Ref. RB	5.00%	07/03/2028	250	225,000

Series 2017, Ref. RB	5.00%	07/02/2029	400	360,000

Series 2017, Ref. RB	5.00%	07/01/2030	500	450,000

Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation); Series 2016, Ref. RB	5.00%	05/15/2034	2,545	2,634,152

New Orleans (City of), LA;
Series 2014, Ref. RB(c)(f)	5.00%	06/01/2024	500	517,078

Series 2014, Ref. RB	5.00%	12/01/2026	1,250	1,300,619

Series 2015, RB(c)(f)	5.00%	06/01/2025	500	528,200

Series 2015, RB(c)(f)	5.00%	06/01/2025	300	316,920

Series 2015, RB(c)(f)	5.00%	06/01/2025	1,050	1,109,220

Series 2015, RB(c)(f)	5.00%	06/01/2025	1,000	1,056,400

Series 2015, RB(c)(f)	5.00%	06/01/2025	500	528,200

Series 2015, RB(c)(f)	5.00%	12/01/2025	500	532,698

Series 2015, RB(c)(f)	5.00%	12/01/2025	1,750	1,864,443

Series 2015, RB(c)(f)	5.00%	12/01/2025	1,000	1,065,396

Series 2015, RB(c)(f)	5.00%	12/01/2025	1,200	1,278,475

Series 2015, RB(c)(f)	5.00%	12/01/2025	1,165	1,241,186

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Louisiana–(continued)
New Orleans (City of), LA Aviation Board;
Series 2015 B, RB(a)	5.00%	01/01/2027	$1,750	$1,799,537

Series 2015 B, RB(a)	5.00%	01/01/2029	1,805	1,852,269

New Orleans (City of), LA Aviation Board (Parking Facilities Corp. Consolidated Garage System);
Series 2018 A, RB (INS - AGM)(b)	5.00%	10/01/2034	100	107,756

Series 2018 A, RB (INS - AGM)(b)	5.00%	10/01/2036	220	233,547

Series 2018 A, RB (INS - AGM)(b)	5.00%	10/01/2037	145	152,909

Series 2018 A, RB (INS - AGM)(b)	5.00%	10/01/2038	100	105,201

Series 2018 B, Ref. RB (INS - AGM)(b)	5.00%	10/01/2030	350	386,589

Series 2018 B, Ref. RB (INS - AGM)(b)	5.00%	10/01/2032	200	218,909

Series 2018 B, Ref. RB (INS - AGM)(b)	5.00%	10/01/2033	135	146,903

Series 2018 B, Ref. RB (INS - AGM)(b)	5.00%	10/01/2034	100	108,194

St. James (Parish of), LA (Nustar Logistics, L.P.); Series 2008, RB(c)(d)	6.10%	06/01/2030	2,700	2,883,802

St. John the Baptist (Parish of), LA (Marathon Oil Corp.);
Series 2017, Ref. RB(c)	2.10%	07/01/2024	1,000	967,304

Series 2017, Ref. RB(c)	2.13%	07/01/2024	2,000	1,935,365

Subseries 2017 A-3, Ref. RB(c)	2.20%	07/01/2026	2,000	1,838,805

St. Tammany (Parish of), LA Public Trust Financing Authority (Christwood);
Series 2015, Ref. RB	5.00%	11/15/2024	530	532,052

Series 2015, Ref. RB	5.25%	11/15/2029	1,250	1,251,570

				31,011,198

Maryland–0.73%
Baltimore (City of), MD (Convention Center Hotel); Series 2017, Ref. RB	5.00%	09/01/2033	1,105	1,082,675

Baltimore (City of), MD (Water); Series 2017 A, RB	5.00%	07/01/2033	2,500	2,673,199

Gaithersburg (City of), MD (Asbury Maryland Obligated Group); Series 2018 A, Ref. RB	5.00%	01/01/2033	2,000	2,017,765

Howard (County of), MD (Downtown Columbia); Series 2017 A, RB(d)	4.13%	02/15/2034	1,000	924,766

Maryland (State of) Department of Transportation; Series 2012, RB	2.25%	10/01/2025	100	98,552

Maryland (State of) Health & Higher Educational Facilities Authority (Stevenson University);
Series 2021, Ref. RB	5.00%	06/01/2028	250	263,361

Series 2021, Ref. RB	5.00%	06/01/2030	350	371,862

Series 2021, Ref. RB	5.00%	06/01/2032	400	423,980

Series 2021, Ref. RB	4.00%	06/01/2034	350	334,434

Series 2021, Ref. RB	4.00%	06/01/2036	450	420,772

Maryland Economic Development Corp. (AFCO Cargo BWI II, LLC); Series 2017, Ref. RB(a)(d)	4.00%	07/01/2024	855	847,607

Maryland Economic Development Corp. (CNX Marine Terminal, Inc. - Port of Baltimore Facility); Series 2010, Ref. RB	5.75%	09/01/2025	1,500	1,500,289

Maryland Economic Development Corp. (Port Covington);
Series 2020, RB	3.25%	09/01/2030	1,000	893,446

Series 2020, RB	4.00%	09/01/2040	2,500	2,152,285

				14,004,993

Massachusetts–1.84%
Massachusetts (Commonwealth of);
Series 2005, Ref. RB (INS - NATL)(b)	5.50%	01/01/2034	3,000	3,529,559

Series 2016 G, GO Bonds	4.00%	09/01/2037	3,000	3,048,674

Massachusetts (Commonwealth of) Department of Transportation (Contract Assistance); Series 2018 A, Ref. RB	5.00%	01/01/2029	495	558,160

Massachusetts (Commonwealth of) Development Finance Agency;
Series 2019 A, Ref. RB	5.00%	07/01/2031	1,530	1,615,415

Series 2019 A, Ref. RB	5.00%	07/01/2032	2,115	2,222,430

Series 2021 G, Ref. RB	5.00%	07/01/2038	300	310,130

Series 2021 G, Ref. RB	5.00%	07/01/2039	350	364,037

Series 2021 G, Ref. RB	4.00%	07/01/2046	1,000	889,455

Massachusetts (Commonwealth of) Development Finance Agency (Ascentria Care Alliance); Series 2021, Ref. RB(d)	5.00%	07/01/2041	2,050	1,784,800

Massachusetts (Commonwealth of) Development Finance Agency (Emerson College); Series 2017 A, Ref. RB	5.00%	01/01/2026	1,600	1,668,707

Massachusetts (Commonwealth of) Development Finance Agency (Newbridge Charles, Inc.); Series 2017, Ref. RB(d)	5.00%	10/01/2037	1,500	1,548,576

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Massachusetts–(continued)
Massachusetts (Commonwealth of) Development Finance Agency (Seven Hills Foundation);
Series 2021, Ref. RB	4.00%	09/01/2041	$1,300	$1,124,352

Series 2021, Ref. RB	4.00%	09/01/2048	1,380	1,127,775

Massachusetts (Commonwealth of) Development Finance Agency (SpringField College); Series 2021 B, Ref. RB	4.00%	06/01/2035	2,000	1,925,467

Massachusetts (Commonwealth of) Development Finance Agency (Suffolk University); Series 2017, Ref. RB	5.00%	07/01/2034	1,000	1,036,408

Massachusetts (Commonwealth of) School Building Authority;
Series 2018 B, RB	4.00%	02/15/2039	10,735	10,749,190

Series 2018 B, RB	4.00%	02/15/2041	1,685	1,685,457

Massachusetts (Commonwealth of) Water Resources Authority; Series 2007 B, Ref. RB (INS - AGM)(b)	5.25%	08/01/2025	300	320,522

				35,509,114

Michigan–2.48%
Charyl Stockwell Academy; Series 2015, Ref. RB	4.88%	10/01/2023	85	84,426

Detroit (City of), MI Downtown Development Authority (Catalyst Development);
Series 2018 A, Ref. RB (INS - AGM)(b)	5.00%	07/01/2030	700	720,220

Series 2018 A, Ref. RB (INS - AGM)(b)	5.00%	07/01/2032	2,000	2,053,406

Great Lakes Water Authority; Series 2018 B, Ref. RB	5.00%	07/01/2029	3,000	3,335,734

Kalamazoo Economic Development Corp. (Heritage Community of Kalamazoo);
Series 2019, Ref. RB	5.00%	05/15/2032	870	817,459

Series 2019, Ref. RB	5.00%	05/15/2042	2,010	1,749,767

Series 2020, RB	2.88%	05/15/2026	1,520	1,423,747

Kentwood Economic Development Corp. (Holland Home Obligated Group);
Series 2019, Ref. RB	5.00%	11/15/2032	2,100	2,118,350

Series 2022, Ref. RB	4.00%	11/15/2031	1,000	928,511

Michigan (State of) Building Authority (Facilities Program);
Series 2015 I, Ref. RB(c)(f)	5.00%	10/15/2025	615	654,499

Series 2015 I, Ref. RB	5.00%	04/15/2031	4,385	4,634,396

Michigan (State of) Finance Authority;
Series 2015, Ref. RB	5.00%	11/15/2032	245	252,495

Series 2020 B-1, Ref. RB	5.00%	06/01/2049	810	808,936

Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);
Series 2014 C-7, Ref. RB (INS - NATL)(b)	5.00%	07/01/2026	1,000	1,034,840

Series 2014 C-7, Ref. RB (INS - NATL)(b)	5.00%	07/01/2027	1,000	1,034,997

Series 2014 D-4, Ref. RB	5.00%	07/01/2029	5,000	5,149,893

Series 2015 D-1, Ref. RB	5.00%	07/01/2029	750	781,216

Michigan (State of) Finance Authority (Henry Ford Health System); Series 2016, Ref. RB	5.00%	11/15/2028	2,000	2,119,851

Michigan (State of) Finance Authority (Local Government Loan Program); Series 2014 F, Ref. RB	4.50%	10/01/2029	5,590	5,599,481

Michigan (State of) Finance Authority (Trinity Health Credit Group); Series 2017 A, Ref. RB	5.00%	12/01/2034	2,000	2,126,603

Michigan (State of) Finance Authority (Wayne (County of) Criminal Justice Center); Series 2018, RB	5.00%	11/01/2029	1,500	1,669,116

Michigan (State of) Strategic Fund (Canterbury Health Care, Inc.); Series 2016, RB(d)	5.00%	07/01/2031	1,530	1,221,100

Michigan (State of) Strategic Fund (Green Bonds); Series 2021, RB(a)(c)	4.00%	10/01/2026	1,230	1,189,612

Michigan (State of) Strategic Fund (Holland Home Obligated Group); Series 2019, Ref. RB	5.00%	11/15/2034	1,810	1,817,335

Romulus (City of), MI Tax Increment Finance Authority; Series 2016, Ref. RB (INS - BAM)(b)	5.00%	11/01/2026	1,805	1,921,633

Wayne (County of), MI Airport Authority (Detroit Metropolitan Airport); Series 2012 D, Ref. RB(a)	5.00%	12/01/2028	2,500	2,502,622

				47,750,245

Minnesota–0.41%
Dakota (County of), MN Community Development Agency (Sanctuary at West St. Paul); Series 2015, RB (Acquired 08/06/2015; Cost $335,259)(e)	5.75%	08/01/2030	335	270,247

Duluth (City of), MN Housing & Redevelopment Authority (Duluth Public Schools Academy);
Series 2018 A, Ref. RB	4.25%	11/01/2028	320	306,882

Series 2018 A, Ref. RB	5.00%	11/01/2033	205	198,458

Maple Grove (City of), MN (Maple Grove Hospital Corp.);
Series 2017, Ref. RB	5.00%	05/01/2031	500	522,089

Series 2017, Ref. RB	5.00%	05/01/2032	1,600	1,661,336

Minnesota (State of) Higher Education Facilities Authority (Bethel University); Series 2017, Ref. RB	5.00%	05/01/2032	1,750	1,758,174

St. Louis Park (City of), MN (Place Via Sol Project); Series 2018, RB (Acquired 12/26/2018; Cost $1,250,000)(c)(d)(e)(h)	6.00%	07/01/2027	1,250	1,125,000

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Minnesota–(continued)
St. Paul (City of), MN Housing & Redevelopment Authority (High School for Recording Arts); Series 2015, RB	5.13%	10/01/2023	$70	$69,835

Woodbury (City of), MN Housing & Redevelopment Authority (St. Therese of Woodbury);
Series 2014, RB	4.00%	12/01/2022	490	490,000

Series 2014, RB	4.00%	12/01/2023	300	295,946

Series 2014, RB	4.00%	12/01/2024	175	170,291

Series 2014, RB	5.00%	12/01/2029	1,000	956,734

				7,824,992

Mississippi–0.30%
Mississippi (State of) Hospital Equipment & Facilities Authority (Forrest Co. General Hospital);
Series 2019 B, Ref. RB	5.00%	01/01/2029	1,000	1,075,283

Series 2019 B, Ref. RB	5.00%	01/01/2030	1,000	1,078,850

Mississippi (State of) Hospital Equipment & Facilities Authority (North Mississippi Health Services);
Series 2020, Ref. RB	5.00%	10/01/2033	650	693,556

Series 2020, Ref. RB	5.00%	10/01/2034	725	766,755

Series 2020, Ref. RB	5.00%	10/01/2035	600	629,856

Series 2020, Ref. RB	5.00%	10/01/2036	650	678,555

Mississippi Business Finance Corp. (System Energy Resources, Inc.); Series 2021, RB	2.38%	06/01/2044	1,390	922,489

				5,845,344

Missouri–1.12%
Arnold Retail Corridor Transportation Development District; Series 2019, Ref. RB	3.00%	11/01/2028	30	27,323

Cape Girardeau (County of), MO Industrial Development Authority (South Eastern Health);
Series 2017 A, Ref. RB	5.00%	03/01/2036	3,000	3,062,997

Series 2017, Ref. RB	5.00%	03/01/2029	100	103,779

Kansas City (City of), MO; Series 2017 C, Ref. RB	5.00%	09/01/2032	1,850	2,002,693

Kansas City (City of), MO Industrial Development Authority (Downtown Redevelopment District); Series 2011 A, Ref. RB	5.50%	09/01/2028	2,000	2,005,272

Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport); Series 2019 B, RB(a)	5.00%	03/01/2035	1,000	1,050,644

Kansas City (City of), MO Industrial Development Authority (Ward Parkway Center Community Improvement District); Series 2016 A, Ref. RB(d)	4.25%	04/01/2026	15	14,466

Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights); Series 2017, Ref. RB	5.25%	05/15/2032	2,685	2,511,791

Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services);
Series 2016 B, Ref. RB	5.00%	02/01/2032	1,000	1,002,831

Series 2016, Ref. RB	5.00%	02/01/2033	1,305	1,304,911

Series 2019 A, RB	5.00%	02/01/2029	1,100	1,117,208

Missouri (State of) Joint Municipal Electric Utility Commission (Iatan 2); Series 2014 A, Ref. RB	5.00%	01/01/2029	2,000	2,039,155

Missouri (State of) Joint Municipal Electric Utility Commission (Prairie State);
Series 2015 A, Ref. RB	5.00%	06/01/2027	1,500	1,565,006

Series 2015 A, Ref. RB	5.00%	12/01/2027	640	666,954

St. Charles (County of), MO Industrial Development Authority (Suemandy/Mid-Rivers Community Improvement District); Series 2016, RB(d)	4.00%	10/01/2028	250	227,873

St. Louis (County of), MO Industrial Development Authority (Friendship Village of Sunset Hills);
Series 2012, RB	4.50%	09/01/2023	340	339,435

Series 2012, RB	5.00%	09/01/2032	1,490	1,427,733

St. Louis Municipal Finance Corp.; Series 2015, Ref. RB (INS - AGM)(b)	5.00%	07/15/2030	1,000	1,033,552

				21,503,623

Nebraska–0.27%
Public Power Generation Agency (Whelan Energy Center Unit 2); Series 2016 A, Ref. RB	5.00%	01/01/2034	5,000	5,262,030

Nevada–0.27%
Clark (County of), NV (Special Improvement District No. 159);
Series 2015, RB	5.00%	08/01/2026	130	132,358

Series 2015, RB	5.00%	08/01/2029	1,190	1,202,791

Series 2015, RB	5.00%	08/01/2031	1,315	1,325,371

Series 2015, RB	5.00%	08/01/2032	320	322,837

Las Vegas (City of), NV Special Improvement District No. 607; Series 2013, Ref. RB	5.00%	06/01/2024	20	20,306

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Nevada–(continued)
Las Vegas (City of), NV Special Improvement District No. 815;
Series 2020, RB	3.25%	12/01/2025	$235	$227,125

Series 2020, RB	4.00%	12/01/2030	240	228,332

Sparks (City of), NV (Tourism Improvement District No. 1); Series 2019 A, Ref. RB(d)	2.75%	06/15/2028	2,000	1,773,888

				5,233,008

New Hampshire–0.43%
New Hampshire (State of) Business Finance Authority;
Series 2020-1A, RB	4.13%	01/20/2034	3,357	3,238,668

Series 2022-2A, RB	4.00%	10/20/2036	1,996	1,840,658

New Hampshire (State of) Business Finance Authority (Covanta Green Bonds); Series 2020 B, Ref. RB(a)(c)(d)	3.75%	07/02/2040	605	490,766

New Hampshire (State of) Business Finance Authority (Covanta); Series 2020 A, Ref. RB(c)(d)	3.63%	07/02/2040	370	294,941

New Hampshire (State of) Business Finance Authority (New York State Electric & Gas Corp.); Series 2022 A, Ref. RB(a)	4.00%	12/01/2028	2,300	2,333,304

				8,198,337

New Jersey–6.29%
Atlantic City (City of), NJ; Series 2017 A, Ref. GO Bonds (INS - BAM)(b)	5.00%	03/01/2032	250	267,771

Casino Reinvestment Development Authority, Inc.; Series 2014, Ref. RB (INS - AGM)(b)	5.00%	11/01/2027	1,000	1,035,182

Garden State Preservation Trust; Series 2005 A, RB (INS - AGM)(b)	5.75%	11/01/2028	2,000	2,197,992

Gloucester (County of), NJ Industrial Pollution Control Financing Authority (Logan); Series 2014 A, Ref. PCR(a)(f)	5.00%	12/01/2024	1,670	1,696,505

New Jersey (State of); Series 2020 A, GO Bonds	4.00%	06/01/2032	3,000	3,176,011

New Jersey (State of) Economic Development Authority;
Series 2013 NN, Ref. RB	5.00%	03/01/2026	305	306,392

Series 2015 XX, Ref. RB	5.00%	06/15/2025	2,000	2,096,361

Series 2017 A, Ref. RB (INS - BAM)(b)	5.00%	07/01/2028	5,035	5,364,789

Series 2017 DDD, RB(c)(f)	5.00%	06/15/2027	3,670	4,034,996

New Jersey (State of) Economic Development Authority (American Water Co., Inc.); Series 2019, Ref. RB(a)(c)	2.20%	12/03/2029	2,500	2,202,209

New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.);
Series 1999, RB(a)	5.13%	09/15/2023	1,770	1,774,526

Series 2012, RB(a)	5.75%	09/15/2027	13,725	13,728,321

New Jersey (State of) Economic Development Authority (Leap Academy University Charter School, Inc.); Series 2014 A, RB(d)	6.20%	10/01/2044	200	201,144

New Jersey (State of) Economic Development Authority (Newark Downtown District Management Corp.); Series 2019, Ref. RB	5.13%	06/15/2037	107	114,528

New Jersey (State of) Economic Development Authority (Paterson Charter School for Science and Technology, Inc.); Series 2012 C, RB	5.00%	07/01/2032	475	471,060

New Jersey (State of) Economic Development Authority (Port Newark Container Terminal LLC); Series 2017, Ref. RB(a)	5.00%	10/01/2047	1,000	983,171

New Jersey (State of) Economic Development Authority (Provident Group - Rowan Properties LLC - Rowan University Student Housing); Series 2015 A, RB	5.00%	01/01/2030	250	241,649

New Jersey (State of) Economic Development Authority (Social Bonds);
Series 2021 QQQ, RB	4.00%	06/15/2039	1,000	951,541

Series 2021, RB	4.00%	06/15/2038	1,000	966,207

New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement);
Series 2013, RB(a)	5.50%	01/01/2026	1,390	1,404,714

Series 2013, RB(a)	5.50%	01/01/2027	2,130	2,151,245

Series 2013, RB(a)	5.00%	01/01/2028	1,000	1,003,996

New Jersey (State of) Educational Facilities Authority (Higher Education Facilities Trust Fund); Series 2014, RB	5.00%	06/15/2026	1,000	1,028,124

New Jersey (State of) Educational Facilities Authority (Rider University);
Series 2017 F, RB	5.00%	07/01/2032	395	385,880

Series 2017 F, RB	5.00%	07/01/2033	415	401,734

Series 2017 F, RB	5.00%	07/01/2035	1,000	951,494

New Jersey (State of) Health Care Facilities Financing Authority (Princeton HealthCare System);
Series 2016, Ref. RB	5.00%	07/01/2030	1,200	1,283,096

Series 2016, Ref. RB	5.00%	07/01/2031	1,000	1,067,138

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New Jersey–(continued)
New Jersey (State of) Higher Education Student Assistance Authority;
Series 2013 1B, RB(a)	4.75%	12/01/2043	$5,000	$5,000,912

Series 2018 B, Ref. RB(a)	5.00%	12/01/2025	2,250	2,353,501

Series 2021 B, RB(a)	2.50%	12/01/2040	2,000	1,628,982

New Jersey (State of) Transportation Trust Fund Authority;
Series 2008 A, RB(g)	0.00%	12/15/2028	255	199,962

Series 2009 C, RB	5.25%	06/15/2032	250	258,388

Series 2010 D, RB	5.25%	12/15/2023	1,500	1,535,724

Series 2013 AA, RB	5.25%	06/15/2030	710	716,997

Series 2013 AA, RB (INS - BAM)(b)	5.25%	06/15/2033	2,000	2,018,689

Series 2015 AA, RB	5.00%	06/15/2023	2,000	2,024,261

Series 2018 A, Ref. RB	5.00%	12/15/2028	5,000	5,482,096

Series 2018 A, Ref. RB	5.00%	12/15/2032	5,000	5,391,382

Series 2018 A, Ref. RN	5.00%	06/15/2023	2,500	2,529,389

Series 2018 A, RN(i)(k)	5.00%	06/15/2029	4,500	4,743,221

Series 2018 A, RN(i)(k)	5.00%	06/15/2030	2,000	2,105,960

Series 2019, Ref. RB	5.00%	12/15/2024	2,500	2,598,042

Series 2020 AA, RB	4.00%	06/15/2037	2,000	1,945,600

Series 2021 A, Ref. RB	4.00%	06/15/2034	1,485	1,488,790

Series 2021 A, Ref. RB	4.00%	06/15/2035	10,245	10,141,608

Series 2021 A, Ref. RB	4.00%	06/15/2036	2,000	1,961,895

Salem (County of), NJ Pollution Control Financing Authority (Chambers); Series 2014 A, PCR(a)(f)	5.00%	12/01/2023	1,895	1,917,088

South Jersey Transportation Authority; Series 2014 A, Ref. RB	5.00%	11/01/2028	500	514,998

Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2031	2,500	2,604,833

Series 2018 A, Ref. RB	5.00%	06/01/2032	4,965	5,163,433

Series 2018 A, Ref. RB	5.00%	06/01/2033	5,000	5,183,900

Series 2018 B, Ref. RB	3.20%	06/01/2027	10	9,965

				121,007,392

New Mexico–0.06%
Santa Fe (City of), NM (El Castillo Retirement);
Series 2019 A, RB	5.00%	05/15/2034	725	675,208

Series 2019 A, RB	5.00%	05/15/2039	500	446,714

				1,121,922

New York–11.44%
Buffalo & Erie County Industrial Land Development Corp. (Medaille College); Series 2018, Ref. RB(d)	5.00%	10/01/2038	500	465,260

Build NYC Resource Corp. (Brooklyn Navy Yard); Series 2019, Ref. RB(a)(d)	5.25%	12/31/2033	1,500	1,388,055

Build NYC Resource Corp. (Pratt Paper, Inc.); Series 2014, Ref. RB(a)(d)	4.50%	01/01/2025	530	534,968

Build NYC Resource Corp. (Shefa School); Series 2021 A, RB(d)	2.50%	06/15/2031	375	315,876

Long Island (City of), NY Power Authority;
Series 2014 A, Ref. RB	5.00%	09/01/2034	4,000	4,119,956

Series 2018, RB	5.00%	09/01/2029	1,000	1,106,023

Metropolitan Transportation Authority;
Series 2015 A-2, RB(c)	5.00%	05/15/2030	3,000	3,175,848

Subseries 2015 C-1, Ref. RB	5.00%	11/15/2031	1,875	1,909,746

Subseries 2015 C-1, Ref. RB	5.25%	11/15/2031	2,500	2,577,734

Metropolitan Transportation Authority (Green Bonds);
Series 2016 A-2, Ref. RB	5.00%	11/15/2024	1,360	1,399,490

Series 2017 C-2, Ref. RB(g)	0.00%	11/15/2029	1,000	760,793

Monroe County Industrial Development Corp. (St. Ann’s Community); Series 2019, Ref. RB	4.00%	01/01/2030	1,765	1,559,029

Monroe County Industrial Development Corp. (University of Rochester); Series 2017 D, Ref. RB	4.00%	07/01/2036	1,000	1,002,917

Nassau County Tobacco Settlement Corp.; Series 2006 A-2, RB	5.25%	06/01/2026	452	442,630

New Rochelle (City of), NY (Iona College); Series 2015 A, Ref. RB	5.00%	07/01/2035	350	359,556

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)
New York & New Jersey (States of) Port Authority;
Series 2014, RB(a)	4.00%	09/01/2034	$10,000	$10,026,801

Series 2020, RB(a)	5.00%	07/15/2031	4,525	4,896,941

Two Hundred Second Series 2017, Ref. RB(a)	5.00%	10/15/2035	3,000	3,115,666

Two Hundred Seventh Series 2018, Ref. RB(a)(i)(k)	5.00%	09/15/2028	9,000	9,585,557

Two Hundred Thirty Third Series 2021, Ref. RB(a)	4.00%	07/15/2036	1,625	1,606,433

New York (City of), NY;
Series 2015 C, Ref. GO Bonds	5.00%	08/01/2029	1,000	1,041,505

Series 2020 C, GO Bonds	4.00%	08/01/2039	5,000	4,993,303

Series 2020 C, GO Bonds	4.00%	08/01/2040	5,000	4,960,219

New York (City of), NY Transitional Finance Authority;
Series 2018 S-2A, Ref. RB	5.00%	07/15/2034	5,000	5,426,339

Series 2021 B-1, RB	4.00%	08/01/2036	8,000	8,109,566

Series 2021 E-1, RB	4.00%	02/01/2038	5,390	5,393,369

Series 2021, Ref. RB	4.00%	11/01/2036	2,825	2,860,075

New York (State of) Dormitory Authority;
Series 2015 B, RB	5.00%	02/15/2032	2,055	2,146,191

Series 2019 A, RB	5.00%	10/01/2033	2,115	2,286,688

Series 2019 A, Ref. RB	5.00%	03/15/2037	3,000	3,267,220

Series 2020 A, Ref. RB	4.00%	03/15/2036	5,000	5,072,602

Series 2022 A, Ref. RB	4.00%	03/15/2040	10,620	10,527,545

New York (State of) Dormitory Authority (Master Boces Program); Series 2020, RB	4.00%	08/15/2041	2,000	1,945,250

New York (State of) Dormitory Authority (Montefiore Obligated Group);
Series 2018 A, Ref. RB	5.00%	08/01/2028	2,300	2,363,412

Series 2018 A, Ref. RB	5.00%	08/01/2031	3,195	3,254,530

New York (State of) Dormitory Authority (Orange Regional Medical Center);
Series 2015, Ref. RB(d)	5.00%	12/01/2024	300	305,251

Series 2017, Ref. RB(d)	5.00%	12/01/2033	2,000	2,018,826

Series 2017, Ref. RB(d)	5.00%	12/01/2034	1,000	1,005,017

New York (State of) Dormitory Authority (Ozanam Hall of Queens Nursing Home, Inc.); Series 2006, RB (LOC - Allied Irish Banks PLC)(l)	5.00%	11/01/2026	30	30,529

New York (State of) Thruway Authority;
Series 2018 L, Ref. RB	5.00%	01/01/2030	500	548,951

Series 2018 L, Ref. RB	5.00%	01/01/2031	1,000	1,096,285

Series 2019 B, RB	4.00%	01/01/2037	1,490	1,485,966

New York (State of) Thruway Authority (Bidding Group 3); Series 2022, Ref. RB	4.00%	03/15/2043	10,000	9,697,794

New York City Housing Development Corp. (Sustainable Development); Series 2022 A, RB	2.70%	08/01/2037	2,150	1,719,174

New York Counties Tobacco Trust IV; Series 2005 A, RB	5.00%	06/01/2042	4,520	4,277,593

New York Counties Tobacco Trust VI;
Series 2016 B, Ref. RB	5.00%	06/01/2027	280	289,015

Series 2016 B, Ref. RB	5.00%	06/01/2030	270	277,802

Series 2016 B, Ref. RB	5.00%	06/01/2031	465	477,523

New York Liberty Development Corp. (Goldman Sachs Headquarters); Series 2007, RB	5.50%	10/01/2037	2,660	2,978,351

New York Liberty Development Corp. (Green Bonds); Series 2021 A, Ref. RB (INS - AGM)(b)	2.75%	11/15/2041	9,000	6,970,874

New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport);
Series 2020, Ref. RB(a)	5.25%	08/01/2031	1,615	1,653,631

Series 2020, Ref. RB(a)	5.38%	08/01/2036	1,000	1,012,761

New York Transportation Development Corp. (American Airlines, Inc.);
Series 2016, Ref. RB(a)	5.00%	08/01/2026	1,500	1,500,101

Series 2016, Ref. RB(a)	5.00%	08/01/2031	25,500	25,500,283

New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment);
Series 2018, RB(a)	5.00%	01/01/2026	10,000	10,134,299

Series 2018, RB(a)	5.00%	01/01/2034	3,090	3,117,959

Series 2018, RB(a)	5.00%	01/01/2036	960	964,826

Series 2020, RB(a)	4.00%	10/01/2030	3,000	2,923,029

New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment); Series 2016 A, RB (INS - AGM)(a)(b)	4.00%	07/01/2041	1,000	913,556

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)
New York Transportation Development Corp. (Terminal 4 JFK International Airport);
Series 2020 A, Ref. RB(a)	5.00%	12/01/2030	$1,000	$1,044,786

Series 2020 A, Ref. RB(a)	5.00%	12/01/2032	1,250	1,293,721

Series 2020, Ref. RB	5.00%	12/01/2029	1,000	1,060,408

Series 2020, Ref. RB	5.00%	12/01/2030	1,000	1,064,248

Series 2020, Ref. RB	5.00%	12/01/2033	1,600	1,685,635

Series 2022, RB(a)	5.00%	12/01/2026	1,000	1,037,577

Series 2022, RB(a)	5.00%	12/01/2028	2,145	2,236,492

Series 2022, RB(a)	5.00%	12/01/2029	3,000	3,121,762

Oneida County Local Development Corp. (Mohawk Valley Health System); Series 2019, Ref. RB (INS - AGM)(b)	5.00%	12/01/2031	1,000	1,103,744

Otsego County Capital Resource Corp. (Hartwick College); Series 2015 A, Ref. RB	5.00%	10/01/2030	500	471,763

Rockland Tobacco Asset Securitization Corp.; Series 2001, RB	5.63%	08/15/2035	1,355	1,377,379

Triborough Bridge & Tunnel Authority; Series 2013 A, Ref. RB	5.00%	11/15/2026	75	75,825

TSASC, Inc.;
Series 2017 A, Ref. RB	5.00%	06/01/2032	2,000	2,065,136

Series 2017 A, Ref. RB	5.00%	06/01/2033	1,500	1,544,846

Series 2017 A, Ref. RB	5.00%	06/01/2034	1,000	1,026,706

Westchester County Local Development Corp.; Series 2014 A, RB	5.00%	05/01/2034	5,000	5,022,758

				220,129,275

North Carolina–1.52%
Charlotte (City of), NC (Charlotte Douglas International Airport);
Series 2017 A, RB	5.00%	07/01/2034	750	804,799

Series 2017 A, RB	5.00%	07/01/2035	1,000	1,067,020

Columbus (County of), NC Industrial Facilities & Pollution Control Financing Authority (International Paper Co.); Series 2019, Ref. RB(c)	2.00%	10/01/2024	1,500	1,442,655

New Hanover (County of), NC (New Hanover Regional Medical Center); Series 2017, Ref. RB(c)(f)	5.00%	10/01/2027	1,000	1,105,356

North Carolina (State of) (Garvee); Series 2019, RB	5.00%	03/01/2033	3,240	3,615,815

North Carolina (State of) Department of Transportation (I-77 HOT Lanes);
Series 2015, RB(a)	5.00%	06/30/2026	1,700	1,738,630

Series 2015, RB(a)	5.00%	06/30/2027	1,215	1,241,794

Series 2015, RB(a)	5.00%	06/30/2029	1,340	1,368,316

Series 2015, RB(a)	5.00%	06/30/2030	1,405	1,433,959

North Carolina (State of) Medical Care Commission; Series 2020 A, RB	5.00%	07/01/2033	1,250	1,358,022

North Carolina (State of) Medical Care Commission (Forest at Duke (The)); Series 2021, RB	4.00%	09/01/2041	2,255	1,952,773

North Carolina (State of) Medical Care Commission (Lutheran Services for the Aging);
Series 2021, RB	4.00%	03/01/2029	275	257,711

Series 2021, RB	4.00%	03/01/2030	285	262,763

Series 2021, RB	4.00%	03/01/2031	290	263,064

Series 2021, RB	4.00%	03/01/2036	900	755,285

Series 2021, RB	4.00%	03/01/2041	1,050	829,816

North Carolina (State of) Medical Care Commission (Pennybyrn at Maryfield);
Series 2020, RB	2.50%	10/01/2024	740	715,759

Series 2020, RB	2.88%	10/01/2026	650	611,442

North Carolina (State of) Municipal Power Agency No. 1 (Catawba); Series 2015 A, Ref. RB	5.00%	01/01/2028	5,000	5,303,660

North Carolina (State of) Turnpike Authority; Series 2017, Ref. RB (INS - AGM)(b)	5.00%	01/01/2031	1,250	1,332,682

Raleigh & Durham (Cities of), NC Airport Authority; Series 2020 A, Ref. RB(a)	5.00%	05/01/2031	1,750	1,906,945

				29,368,266

North Dakota–0.17%
Burleigh (County of), ND (University of Mary);
Series 2016, RB	4.38%	04/15/2026	475	466,594

Series 2016, RB	5.10%	04/15/2036	2,815	2,727,320

				3,193,914

Ohio–2.54%
American Municipal Power, Inc. (Combined Hydroelectric); Series 2016 A, Ref. RB	4.00%	02/15/2035	3,000	3,005,666

Buckeye Tobacco Settlement Financing Authority; Series 2020 A-2, Ref. RB	4.00%	06/01/2038	8,310	7,833,525

Centerville (City of), OH (Graceworks Lutheran Services); Series 2017, Ref. RB	5.25%	11/01/2037	1,195	1,135,640

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Ohio–(continued)
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Constellation Schools); Series 2014 A, Ref. RB(d)	5.75%	01/01/2024	$180	$180,165

Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Euclid Avenue Development Corp.); Series 2014, Ref. RB	5.00%	08/01/2027	1,000	1,031,868

Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Playhouse Square Foundation); Series 2018, Ref. RB	5.00%	12/01/2033	2,460	2,486,650

Columbus (City of) & Franklin (County of), OH Finance Authority (Easton); Series 2020, RB(d)	5.00%	06/01/2028	4,295	4,275,529

Cuyahoga (County of), OH (MetroHealth System);
Series 2017, Ref. RB	5.00%	02/15/2031	1,750	1,823,114

Series 2017, Ref. RB	5.00%	02/15/2032	3,980	4,136,384

Hamilton (County of), OH (Life Enriching Communities); Series 2012, RB	5.00%	01/01/2032	750	738,155

Hamilton (County of), OH (UC Health); Series 2020, RB	5.00%	09/15/2037	2,000	2,101,633

Montgomery (County of), OH Hospital Facilities (Premier Health Partners Obligated Group); Series 2019 A, Ref. RB	5.00%	11/15/2034	1,500	1,563,420

Muskingum (County of), OH (Genesis Healthcare System); Series 2013, RB	5.00%	02/15/2033	1,240	1,240,296

Ohio (State of);
Series 2020 A, Ref. RB	5.00%	01/15/2033	600	645,544

Series 2020 A, Ref. RB	5.00%	01/15/2034	1,000	1,074,940

Series 2020 A, Ref. RB	5.00%	01/15/2035	900	960,796

Ohio (State of) (Portsmouth Bypass); Series 2015, RB(a)	5.00%	12/31/2025	1,300	1,353,399

Ohio (State of) Air Quality Development Authority (Ohio Valley Electric Corp.); Series 2014, RB(a)(c)	2.60%	10/01/2029	9,000	8,028,518

Ohio (State of) Air Quality Development Authority (Pratt Paper LLC); Series 2017, RB(a)(d)	3.75%	01/15/2028	4,945	4,845,502

Southeastern Ohio (State of) Port Authority (Memorial Health Systems); Series 2015, Ref. RB	5.50%	12/01/2029	350	355,068

				48,815,812

Oklahoma–0.63%
Comanche (County of), OK Hospital Authority; Series 2015, Ref. RB	5.00%	07/01/2023	2,815	2,842,492

Oklahoma (State of) Development Finance Authority (OU Medicine); Series 2018 B, RB	5.00%	08/15/2033	1,000	956,429

Payne (County of), OK Economic Development Authority (Epworth Living at the Ranch); Series 2016 B-2, RB(h)	4.75%	11/01/2023	852	2,129

Tulsa (City of), OK Municipal Airport Trust; Series 2001 B, Ref. RB(a)	5.50%	12/01/2035	3,250	3,256,766

Tulsa (City of), OK Municipal Airport Trust (American Airlines Group, Inc.); Series 2015, Ref. RB(a)(c)	5.00%	06/01/2025	5,000	5,047,844

				12,105,660

Oregon–1.12%
Forest Grove (City of), OR (Pacific University); Series 2015 A, Ref. RB	5.00%	05/01/2036	250	252,085

Medford (City of), OR Hospital Facilities Authority (Asante); Series 2020 A, Ref. RB	4.00%	08/15/2039	1,100	1,079,886

Multnomah (County of), OR Hospital Facilities Authority (Terwilliger Plaza, Inc.);
Series 2016, Ref. RB	5.00%	12/01/2025	295	299,340

Series 2016, Ref. RB	5.00%	12/01/2030	1,305	1,312,505

Oregon (State of) Tri-County Metropolitan Transportation District; Series 2018 A, RB	4.00%	09/01/2048	7,465	7,327,928

Portland (Port of), OR;
Series 2017, RB(a)	5.00%	07/01/2036	4,000	4,138,755

Series 2022 28, RB(a)	5.00%	07/01/2027	2,785	2,948,390

Salem-Keizer School District No. 24J; Series 2020 A, GO Bonds (CEP - Oregon School Bond Guaranty)(g)	0.00%	06/15/2040	4,415	1,988,626

Yamhill (County of), OR Hospital Authority (Friendsview);
Series 2021 B-1, RB	2.50%	11/15/2028	2,000	1,769,962

Series 2021 B-2, RB	2.13%	11/15/2027	500	445,533

				21,563,010

Pennsylvania–6.07%
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018 A, Ref. RB	5.00%	04/01/2032	2,000	2,135,726

Allegheny (County of), PA Industrial Development Authority (United States Steel Corp.); Series 2019, Ref. RB	4.88%	11/01/2024	2,000	2,004,079

Allentown (City of), PA Neighborhood Improvement Zone Development Authority; Series 2022, Ref. RB	5.00%	05/01/2036	1,500	1,519,157

Allentown (City of), PA Neighborhood Improvement Zone Development Authority (City Center); Series 2018, RB(d)	5.00%	05/01/2033	3,795	3,665,542

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Pennsylvania–(continued)
Chester (County of), PA Health & Education Facilities Authority (Simpson Senior Services);
Series 2015 A, Ref. RB	5.00%	12/01/2030	$1,000	$953,070

Series 2015 A, Ref. RB	5.25%	12/01/2045	1,400	1,263,486

Coatesville Area School District Building Authority;
Series 2018, RB (INS - BAM)(b)	5.00%	12/01/2025	385	388,993

Series 2018, RB (INS - BAM)(b)	5.00%	12/01/2026	335	338,375

Series 2018, RB (INS - BAM)(b)	5.00%	12/01/2027	360	363,502

Coatesville School District; Series 2020 A, GO Bonds (INS - BAM)(b)(g)	0.00%	10/01/2036	1,300	679,773

Commonwealth Financing Authority;
Series 2018, RB	5.00%	06/01/2030	5,500	6,016,757

Series 2018, RB	5.00%	06/01/2033	4,000	4,339,344

Delaware (City of), PA River Joint Toll Bridge Commission; Series 2019 B, Ref. RB	5.00%	07/01/2031	370	413,010

East Hempfield (Township of), PA Industrial Development Authority (Student Services, Inc. Student Housing at Millersville University of Pennsylvania); Series 2015, RB(f)	5.00%	07/01/2025	230	238,264

Franklin (County of), PA Industrial Development Authority (Menno-Haven, Inc.);
Series 2018, Ref. RB	5.00%	12/01/2029	1,000	933,241

Series 2018, Ref. RB	5.00%	12/01/2031	1,005	920,831

Series 2018, Ref. RB	5.00%	12/01/2033	750	674,025

Lancaster (County of), PA Hospital Authority (Masonic Villages); Series 2015, Ref. RB	5.00%	11/01/2029	1,500	1,537,941

Lancaster (County of), PA Hospital Authority (Moravian Manors, Inc.); Series 2019 A, RB	5.00%	06/15/2038	1,110	1,042,566

Luzerne (County of), PA; Series 2015 A, Ref. GO Bonds (INS - AGM)(b)	5.00%	11/15/2029	500	527,001

Monroeville Finance Authority; Series 2022 B, Ref. RB	5.00%	02/15/2028	1,000	1,086,327

Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University);
Series 2018 A, Ref. RB	5.00%	09/01/2030	3,500	3,793,957

Series 2019, Ref. RB	5.00%	09/01/2031	545	594,243

Pennsylvania (Commonwealth of);
First Series 2015 1, GO Bonds	5.00%	03/15/2031	1,500	1,569,951

First Series 2017, Ref. GO Bonds	5.00%	01/01/2026	5,400	5,765,315

Series 2018 A, Ref. COP	5.00%	07/01/2029	300	328,688

Series 2018 A, Ref. COP	5.00%	07/01/2030	375	411,591

Series 2018 A, Ref. COP	5.00%	07/01/2031	425	466,681

Pennsylvania (Commonwealth of) Economic Development Financing Authority (PA Bridges Finco L.P.);
Series 2015, RB(a)	5.00%	12/31/2027	5,965	6,141,124

Series 2015, RB(a)	5.00%	12/31/2034	2,630	2,666,805

Pennsylvania (Commonwealth of) Economic Development Financing Authority (Presbyterian Senior Living); Series 2021, Ref. RB	4.00%	07/01/2030	1,600	1,532,151

Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC);
Series 2021 A, Ref. RB	4.00%	10/15/2039	1,325	1,272,607

Series 2021 A, Ref. RB	4.00%	10/15/2040	1,200	1,126,272

Pennsylvania (Commonwealth of) Public School Building Authority (Philadelphia School District);
Series 2016 A, Ref. RB (INS - AGM)(b)	5.00%	06/01/2030	3,000	3,154,614

Series 2016 A, Ref. RB (INS - AGM)(b)	5.00%	06/01/2031	120	126,002

Pennsylvania (Commonwealth of) Turnpike Commission;
Second Series 2017, Ref. RB	5.00%	12/01/2031	4,075	4,380,878

Series 2015 A-1, Ref. RB	5.00%	12/01/2028	1,055	1,112,477

Series 2015 A-1, Ref. RB	5.25%	12/01/2034	250	263,626

Series 2016 A-1, RB	5.00%	12/01/2041	1,000	1,023,085

Series 2017 3, Ref. RB	5.00%	12/01/2034	3,000	3,245,483

Series 2019 A, RB	5.00%	12/01/2031	1,860	2,049,304

Series 2019 A, RB	5.00%	12/01/2033	1,240	1,388,426

Series 2021 A, RB	3.00%	12/01/2042	6,500	5,092,886

Series 2021 B, RB	4.00%	12/01/2040	1,500	1,473,493

Series 2021 B, RB	4.00%	12/01/2041	1,750	1,717,404

Philadelphia (City of), PA;
Series 2015, Ref. RB	5.00%	08/01/2031	1,000	1,041,021

Series 2015, Ref. RB	5.00%	08/01/2032	1,000	1,038,433

Series 2019 B, GO Bonds	5.00%	02/01/2033	1,200	1,295,997

Series 2020 A, Ref. RB	4.00%	07/01/2039	5,000	4,885,686

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Pennsylvania–(continued)
Philadelphia (City of), PA Authority for Industrial Development;
Series 2017, RB	5.00%	12/01/2035	$1,000	$1,049,735

Series 2017, RB	5.00%	12/01/2037	1,310	1,369,868

Philadelphia (City of), PA Authority for Industrial Development (Kipp Philadelphia Charter School); Series 2016 A, RB	5.00%	04/01/2036	1,500	1,443,388

Philadelphia (City of), PA Authority for Industrial Development (La Salle University);
Series 2017, Ref. RB	5.00%	05/01/2034	1,000	911,212

Series 2017, Ref. RB	5.00%	05/01/2036	1,000	891,725

Philadelphia (City of), PA Authority for Industrial Development (Thomas Jefferson University); Series 2017 A, Ref. RB	5.00%	09/01/2035	3,000	3,142,351

Philadelphia (City of), PA Authority for Industrial Development (University Square Apartments); Series 2017, RB	4.00%	12/01/2047	2,000	1,782,341

Philadelphia (City of), PA Authority for Industrial Development (Wesley Enhanced Living Obligated Group); Series 2017, Ref. RB	5.00%	07/01/2042	4,355	3,730,831

Philadelphia (City of), PA Hospitals & Higher Education Facilities Authority (Temple University Health System);
Series 2017, Ref. RB	5.00%	07/01/2027	3,480	3,669,125

Series 2017, Ref. RB	5.00%	07/01/2029	2,295	2,396,357

Philadelphia School District (The);
Series 2007 A, Ref. GO Bonds (INS - NATL)(b)	5.00%	06/01/2025	2,400	2,508,711

Series 2018 A, GO Bonds	5.00%	09/01/2025	745	783,833

Series 2018 A, GO Bonds	5.00%	09/01/2032	510	552,662

Series 2019 A, GO Bonds	5.00%	09/01/2031	1,000	1,099,187

Reading School District;
Series 2017, Ref. GO Bonds (INS - AGM)(b)	5.00%	03/01/2035	30	31,600

Series 2017, Ref. GO Bonds (INS - AGM)(b)	5.00%	03/01/2036	25	26,195

Scranton School District;
Series 2017 E, Ref. GO Bonds (INS - BAM)(b)	5.00%	12/01/2032	110	119,581

Series 2017 E, Ref. GO Bonds (INS - BAM)(b)	5.00%	12/01/2033	90	97,535

Washington (County of), PA Redevelopment Authority (Victory Centre); Series 2018, Ref. RB	5.00%	07/01/2028	225	224,017

West Shore Area Authority (Messiah Village); Series 2015 A, Ref. RB	5.00%	07/01/2030	500	500,578

Wilkes-Barre Area School District; Series 2016 B, GO Bonds (INS - BAM)(b)	5.00%	08/01/2028	500	542,054

				116,872,096

Puerto Rico–3.77%
Children’s Trust Fund;
Series 2002, RB	5.38%	05/15/2033	55	55,017

Series 2002, RB	5.50%	05/15/2039	850	847,878

Series 2002, RB	5.63%	05/15/2043	4,215	4,216,134

Puerto Rico (Commonwealth of);
Series 2021 A, GO Bonds(g)	0.00%	07/01/2024	462	424,576

Series 2021 A, GO Bonds(g)	0.00%	07/01/2033	2,100	1,152,734

Series 2021 A-1, GO Bonds	5.25%	07/01/2023	3,230	3,243,948

Series 2021 A-1, GO Bonds	5.38%	07/01/2025	6,456	6,548,884

Series 2021 A-1, GO Bonds	5.63%	07/01/2027	1,443	1,477,458

Series 2021 A-1, GO Bonds	5.63%	07/01/2029	1,419	1,454,665

Series 2021 A-1, GO Bonds	5.75%	07/01/2031	6,378	6,551,763

Series 2021 A-1, GO Bonds	4.00%	07/01/2033	6,307	5,495,584

Series 2021 A-1, GO Bonds	4.00%	07/01/2035	1,175	1,001,935

Series 2021 A-1, GO Bonds	4.00%	07/01/2037	1,008	842,746

Series 2021 A-1, GO Bonds	4.00%	07/01/2041	1,371	1,101,877

Series 2021 A-1, GO Bonds	4.00%	07/01/2046	1,426	1,101,198

Subseries 2022, RN(g)	0.00%	11/01/2043	6,163	2,811,950

Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority; Series 2021 B, RB(d)	5.00%	07/01/2033	4,365	4,382,957

Puerto Rico (Commonwealth of) Electric Power Authority; Series 2008 WW, RB (Acquired 11/30/2020-12/09/2020; Cost $2,675,625)(e)(h)	5.50%	07/01/2038	3,500	2,611,875

Puerto Rico (Commonwealth of) Highway & Transportation Authority; Series 2007 CC, Ref. RB (INS - AGM)(b)	5.50%	07/01/2030	2,485	2,543,597

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Puerto Rico–(continued)
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (Hospital Auxilio Mutuo);
Series 2021, Ref. RB	5.00%	07/01/2031	$425	$466,359

Series 2021, Ref. RB	5.00%	07/01/2032	450	489,259

Series 2021, Ref. RB	5.00%	07/01/2033	425	460,553

Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (University Plaza); Series 2000 A, RB (INS - NATL)(b)	5.00%	07/01/2033	1,340	1,308,761

Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(g)	0.00%	07/01/2029	20,432	14,864,407

Series 2018 A-1, RB	4.50%	07/01/2034	3,468	3,273,938

Series 2018 A-1, RB(g)	0.00%	07/01/2046	15,000	3,780,376

				72,510,429

Rhode Island–1.07%
Providence (City of), RI Public Building Authority (Various Capital); Series 2011 A, RB (INS - AGM)(b)	5.88%	06/15/2026	410	411,112

Tobacco Settlement Financing Corp.;
Series 2015 A, Ref. RB	5.00%	06/01/2026	1,375	1,412,161

Series 2015 A, Ref. RB	5.00%	06/01/2027	900	923,908

Series 2015 A, Ref. RB	5.00%	06/01/2028	1,080	1,108,145

Series 2015 A, Ref. RB	5.00%	06/01/2035	12,500	12,708,045

Series 2015 A, Ref. RB	5.00%	06/01/2040	4,000	4,039,509

				20,602,880

South Carolina–0.28%
Piedmont Municipal Power Agency; Series 2015 A, RB	5.00%	01/01/2030	2,000	2,066,857

South Carolina (State of) Jobs-Economic Development Authority (Lutheran Homes);
Series 2013, RB	5.00%	05/01/2023	1,000	998,814

Series 2013, RB	5.00%	05/01/2028	1,250	1,208,537

South Carolina (State of) Jobs-Economic Development Authority (Prisma Health Obligated Group); Series 2018 A, Ref. RB	5.00%	05/01/2048	200	203,060

South Carolina (State of) Public Service Authority; Series 2020 A, Ref. RB	4.00%	12/01/2037	1,000	976,532

				5,453,800

South Dakota–0.03%
Educational Enhancement Funding Corp.; Series 2013 B, RB(c)(f)	5.00%	06/01/2023	550	556,632

Tennessee–1.41%
Chattanooga (City of) & Hamilton (County of), TN Hospital Authority (Erlanger Health System); Series 2014 A, Ref. RB	5.00%	10/01/2039	1,505	1,515,819

Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health Obligated Group);
Series 2018 A, Ref. RB	5.00%	07/01/2032	370	371,893

Series 2018 A, Ref. RB	5.00%	07/01/2034	3,000	3,010,728

Series 2018 A, Ref. RB	5.00%	07/01/2035	2,500	2,591,360

Knox (County of), TN Health, Educational & Housing Facility Board (Covenant Health); Series 2012 A, Ref. RB	5.00%	01/01/2025	500	500,687

Metropolitan Development and Housing Agency (Fifth + Broadway Development); Series 2018, RB(d)	4.50%	06/01/2028	765	766,324

Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Lipscomb University); Series 2019 A, Ref. RB	5.00%	10/01/2035	1,115	1,148,410

Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center);
Series 2016 A, RB	5.00%	07/01/2031	1,000	1,042,941

Series 2016 A, RB	5.00%	07/01/2035	2,000	2,061,551

New Memphis Arena Public Building Authority (City of Memphis);
Series 2021, RB(g)	0.00%	04/01/2036	1,200	658,351

Series 2021, RB(g)	0.00%	04/01/2037	1,375	713,294

Shelby (County of), TN Health, Educational & Housing Facilities Board (Methodist Le Bonheur Healthcare); Series 2017 A, RB	5.00%	05/01/2031	1,185	1,277,185

Shelby (County of), TN Health, Educational & Housing Facilities Board (The Village at Germantown, Inc.); Series 2014, RB	5.00%	12/01/2029	650	651,466

Shelby (County of), TN Health, Educational & Housing Facilities Board (Trezevant Manor); Series 2016 A, Ref. RB(d)	5.00%	09/01/2037	750	621,616

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Tennessee–(continued)
Tennergy Corp.; Series 2022 A, RB(c)	5.50%	12/01/2030	$3,300	$3,448,791

Tennessee Energy Acquisition Corp.;
Series 2006 C, RB	5.00%	02/01/2023	1,360	1,362,578

Series 2006 C, RB	5.00%	02/01/2024	3,225	3,256,968

Series 2006 C, RB	5.00%	02/01/2027	150	153,409

Series 2018, RB(c)	4.00%	11/01/2025	2,000	1,991,224

				27,144,595

Texas–7.16%
Arlington Higher Education Finance Corp. (Harmony Public Schools); Series 2015, Ref. RB (CEP - Texas Permanent School Fund)	5.00%	02/15/2032	1,500	1,560,043

Arlington Higher Education Finance Corp. (UME Preparatory Academy);
Series 2017 A, RB	4.55%	08/15/2028	120	116,779

Series 2017 A, RB	5.00%	08/15/2038	115	108,534

Arlington Higher Education Finance Corp. (Universal Academy);
Series 2014 A, RB	5.88%	03/01/2024	140	141,261

Series 2014 A, RB	6.63%	03/01/2029	1,000	1,020,405

Austin Convention Enterprises, Inc.;
Series 2017, Ref. RB	5.00%	01/01/2032	1,075	1,065,745

Series 2017, Ref. RB	5.00%	01/01/2033	1,200	1,223,408

Central Texas Regional Mobility Authority;
Series 2021 B, RB	5.00%	01/01/2035	600	653,577

Series 2021 B, RB	5.00%	01/01/2036	600	650,489

Clifton Higher Education Finance Corp. (Idea Public Schools);
Series 2013, RB	6.00%	08/15/2033	1,250	1,273,583

Series 2022 A, RB	4.00%	08/15/2033	535	533,851

Series 2022 A, RB	4.00%	08/15/2034	555	550,752

Series 2022 A, RB	4.00%	08/15/2035	410	403,334

Clifton Higher Education Finance Corp. (International Leadership of Texas);
Series 2015 A, RB	4.88%	08/15/2027	500	500,403

Series 2015 A, RB	5.13%	08/15/2030	3,000	3,009,894

Series 2018 D, RB	5.75%	08/15/2033	5,000	5,090,757

Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport);
Series 2013 F, Ref. RB	5.25%	11/01/2033	3,500	3,565,634

Series 2014 A, Ref. RB(a)	5.25%	11/01/2026	2,000	2,029,676

Dallas (City of), TX Area Rapid Transit; Series 2016 B, Ref. RB	4.00%	12/01/2038	5,250	5,284,657

Dallas (County of), TX Flood Control District No. 1; Series 2015, Ref. GO Bonds(d)	5.00%	04/01/2028	1,000	999,871

Decatur (City of), TX Hospital Authority (Wise Regional Health System);
Series 2014 A, Ref. RB	5.00%	09/01/2023	150	152,078

Series 2014 A, Ref. RB	5.00%	09/01/2024	265	272,993

Series 2014 A, Ref. RB	5.25%	09/01/2029	1,000	1,024,257

Dickinson Independent School District; Series 2000, Ref. GO Bonds (CEP - Texas Permanent School Fund)	6.00%	02/15/2028	1,765	1,923,870

Frisco Independent School District; Series 2019, Ref. GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/15/2036	3,375	3,727,264

Grand Parkway Transportation Corp.;
Series 2020 C, Ref. RB	4.00%	10/01/2036	250	254,667

Series 2020, Ref. RB	4.00%	10/01/2037	1,000	1,010,008

Series 2020, Ref. RB	4.00%	10/01/2038	2,250	2,253,460

Grand Parkway Transportation Corp. (TELA Supported); Series 2018 A, RB	5.00%	10/01/2038	2,000	2,140,589

Gulf Coast Authority (Waste Management of Texas); Series 2003 B, RB(a)	1.50%	05/01/2028	1,750	1,491,072

Harris (County of) & Houston (City of), TX Sports Authority; Series 2014 A, Ref. RB	5.00%	11/15/2030	1,000	1,029,948

Harris County Cultural Education Facilities Finance Corp. (Brazos Presbyterian Homes, Inc.);
Series 2013 A, RB	4.00%	01/01/2023	345	344,623

Series 2013 A, RB	5.00%	01/01/2033	1,090	1,025,674

Harris County Cultural Education Facilities Finance Corp. (YMCA of the Greater Houston Area); Series 2013 A, Ref. RB	5.00%	06/01/2028	1,500	1,467,607

Houston (City of), TX Airport System (United Airlines, Inc. Terminal E);
Series 2014, Ref. RB(a)	4.75%	07/01/2024	2,465	2,469,635

Series 2020 A, Ref. RB(a)	5.00%	07/01/2027	500	507,126

Series 2021 A, RB(a)	4.00%	07/01/2041	4,500	3,782,863

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)
Houston (City of), TX Airport System (United Airlines, Inc.); Series 2021 B-1, RB(a)	4.00%	07/15/2041	$4,000	$3,361,713

Houston (City of), TX Airport System (United Airlines, Inc.); Series 2020 B-2, Ref. RB(a)	5.00%	07/15/2027	3,350	3,398,065

Houston Higher Education Finance Corp. (KIPP, Inc.); Series 2015, Ref. RB (CEP - Texas Permanent School Fund)	5.00%	08/15/2029	250	262,903

Lower Colorado River Authority (LCRA Transmission Services Corp.); Series 2019, Ref. RB	5.00%	05/15/2030	1,200	1,337,891

Mesquite Health Facilities Development Corp. (Christian Care Centers, Inc.); Series 2014, Ref. RB (Acquired 08/27/2014; Cost $217,124)(e)(h)	5.00%	02/15/2024	215	178,450

Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(a)(d)	4.63%	10/01/2031	5,000	4,846,318

New Hope Cultural Education Facilities Finance Corp. (Carillon Lifecare Community);
Series 2016, Ref. RB	4.00%	07/01/2028	2,620	2,303,907

Series 2016, Ref. RB	5.00%	07/01/2036	2,750	2,270,669

New Hope Cultural Education Facilities Finance Corp. (CHF-Collegiate Housing Corpus Christi II, LLC - Texas A&M University-Corpus Christi); Series 2016 A, RB(c)(f)	5.00%	04/01/2026	670	716,016

New Hope Cultural Education Facilities Finance Corp. (Collegiate Housing Stephenville II, LLC - Tarleton State University); Series 2014 A, RB(f)	5.00%	04/01/2023	785	790,672

New Hope Cultural Education Facilities Finance Corp. (Jubilee Academic Center); Series 2021, Ref. RB(d)	4.00%	08/15/2036	2,000	1,766,744

New Hope Cultural Education Facilities Finance Corp. (Longhorn Village);
Series 2017, Ref. RB	5.00%	01/01/2027	1,090	1,091,149

Series 2017, Ref. RB	5.00%	01/01/2029	1,205	1,203,076

Series 2017, Ref. RB	5.00%	01/01/2037	2,000	1,923,630

New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries); Series 2013, RB(c)(f)	6.25%	01/01/2023	1,600	1,604,472

New Hope Cultural Education Facilities Finance Corp. (MRC Senior Living-The Langford); Series 2016 A, RB	5.00%	11/15/2026	320	309,421

New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North);
Series 2018, Ref. RB	5.00%	10/01/2029	2,105	1,995,045

Series 2018, Ref. RB	5.00%	10/01/2030	2,210	2,065,462

New Hope Cultural Education Facilities Finance Corp. (Tarleton State University); Series 2014 A, RB(c)(f)	5.00%	04/01/2024	620	638,072

New Hope Cultural Education Facilities Finance Corp. (Wesleyan Homes, Inc.);
Series 2014, RB	5.25%	01/01/2029	1,500	1,444,782

Series 2014, RB	5.50%	01/01/2035	1,400	1,280,697

Newark High Education Finance Corp. (A+ Charter Schools, Inc.); Series 2015 A, RB(d)	4.63%	08/15/2025	485	491,015

North Texas Tollway Authority; Series 2017 B, Ref. RB (INS - AGM)(b)	4.00%	01/01/2034	750	773,811

Port Beaumont Navigation District (Jefferson Gulf Coast Energy);
Series 2021, RB(a)(d)	2.13%	01/01/2028	575	489,980

Series 2021, RB(a)(d)	2.25%	01/01/2029	800	662,370

Pottsboro Higher Education Finance Corp. (Imagine International Academy of North Texas LLC); Series 2016 A, RB	5.00%	08/15/2036	1,960	1,868,189

SA Energy Acquisition Public Facility Corp.; Series 2007, RB	5.50%	08/01/2025	2,000	2,072,157

San Antonio (City of), TX; Series 2019 A, Ref. RB(a)	5.00%	07/01/2032	2,380	2,549,330

Tarrant County Cultural Education Facilities Finance Corp.; Series 2014, Ref. RB	5.00%	10/01/2049	5,125	5,125,499

Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks);
Series 2020 B-2, Ref. RB	3.00%	11/15/2026	945	904,412

Series 2020, Ref. RB	4.00%	11/15/2027	3,100	2,940,623

Temple (City of), TX; Series 2018 A, RB	5.00%	08/01/2038	5,000	5,078,069

Texas (State of) Transportation Commission;
Series 2019, RB(g)	0.00%	08/01/2034	1,400	786,267

Series 2019, RB(g)	0.00%	08/01/2035	2,050	1,081,675

Series 2019, RB(g)	0.00%	08/01/2036	1,500	744,565

Texas (State of) Transportation Commission (Central Texas Turnpike System);
Series 2015 B, Ref. RB(g)	0.00%	08/15/2036	5,000	2,693,952

Series 2015 C, Ref. RB	5.00%	08/15/2033	5,000	5,109,000

Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, RB	6.25%	12/15/2026	3,820	3,992,108

Texas Municipal Gas Acquisition & Supply Corp. III; Series 2021, Ref. RB	5.00%	12/15/2032	3,250	3,404,713

Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC - North Tarrant Express Managed Lanes);
Series 2019 A, Ref. RB	5.00%	12/31/2030	3,000	3,220,580

Series 2019 A, Ref. RB	5.00%	12/31/2032	1,000	1,068,048

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)
Viridian Municipal Management District;
Series 2015, Ref. GO Bonds (INS - BAM)(b)	6.00%	12/01/2029	$665	$701,387

Series 2015, Ref. GO Bonds (INS - BAM)(b)	6.00%	12/01/2029	1,005	1,059,991

Series 2015, Ref. GO Bonds (INS - BAM)(b)	6.00%	12/01/2030	920	970,161

Series 2015, Ref. GO Bonds (INS - BAM)(b)	6.00%	12/01/2030	500	527,261

				137,764,704

Utah–0.78%
Black Desert Public Infrastructure District; Series 2021 A, GO Bonds(d)	3.50%	03/01/2036	2,000	1,650,237

Mida Mountain Village Public Infrastructure District;
Series 2021, RB(d)	4.00%	08/01/2025	1,205	1,184,973

Series 2021, RB(d)	4.00%	08/01/2027	1,000	963,642

Series 2021, RB(d)	4.00%	08/01/2030	1,000	925,732

Military Installation Development Authority;
Series 2021 A-1, RB	4.00%	06/01/2036	500	421,428

Series 2021 A-1, RB	4.00%	06/01/2041	1,000	799,378

Series 2021 A-2, RB	4.00%	06/01/2036	5,250	4,424,554

Salt Lake City (City of), UT;
Series 2018 A, RB(a)	5.00%	07/01/2033	3,500	3,688,483

Series 2018 B, RB	5.00%	07/01/2038	1,000	1,055,667

				15,114,094

Vermont–0.21%
Burlington (City of), VT; Series 2014 A, Ref. RB (INS - AGM)(b)	5.00%	07/01/2030	1,000	1,022,883

University of Vermont & State Agricultural College;
Series 2019 B, Ref. RB	5.00%	10/01/2035	1,220	1,403,056

Series 2019 B, Ref. RB	5.00%	10/01/2036	1,375	1,584,633

				4,010,572

Virginia–0.76%
Dulles Town Center Community Development Authority (Dulles Town Center); Series 2012, Ref. RB	4.25%	03/01/2026	700	676,265

Fairfax (County of), VA Economic Development Authority (Vinson Hall LLC); Series 2013 A, RB(f)	4.00%	12/01/2022	180	180,000

Farmville (Town of), VA Industrial Development Authority (Longwood University Student Housing); Series 2018 A, Ref. RB	5.00%	01/01/2038	1,000	1,003,598

Virginia (Commonwealth of) Small Business Financing Authority (95 Express Lanes LLC);
Series 2022, Ref. RB(a)	5.00%	07/01/2033	3,235	3,417,173

Series 2022, Ref. RB(a)	5.00%	01/01/2034	4,000	4,201,129

Virginia (Commonwealth of) Small Business Financing Authority (I-495 Hot Lanes);
Series 2022, Ref. RB(a)	5.00%	06/30/2042	2,395	2,503,112

Series 2022, Ref. RB(a)	5.00%	12/31/2042	2,000	2,090,281

Virginia Beach Development Authority (Westminster-Canterbury on Chesapeake Bay);
Series 2018, Ref. RB	5.00%	09/01/2028	150	149,840

Series 2018, Ref. RB	5.00%	09/01/2030	455	450,077

				14,671,475

Washington–2.18%
Energy Northwest (Columbia Generating Station); Series 2019 A, Ref. RB	5.00%	07/01/2038	2,360	2,583,774

Kalispel Tribe of Indians;
Series 2018 A, RB(d)	5.00%	01/01/2032	70	73,427

Series 2018 B, RB(d)	5.00%	01/01/2032	100	104,896

Kelso (City of), WA Housing Authority; Series 1998, RB	5.60%	03/01/2028	20	20,000

Seattle (Port of), WA;
Series 2016 B, Ref. RB(a)	5.00%	10/01/2028	3,730	3,920,630

Series 2019, RB(a)	5.00%	04/01/2032	2,000	2,132,786

Series 2022 B, Ref. RB(a)	5.00%	08/01/2038	3,000	3,181,436

Seattle (Port of), WA (SEATAC Fuel Facilities LLC); Series 2013, Ref. RB(a)	5.00%	06/01/2024	1,560	1,573,988

Washington (State of);
Series 2021 A, Ref. GO Bonds	5.00%	06/01/2034	1,000	1,136,282

Series 2021 A, Ref. GO Bonds	5.00%	06/01/2035	1,500	1,689,289

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Washington–(continued)
Washington (State of) Convention Center Public Facilities District (Green Notes);
Series 2021 B, RB	5.00%	07/01/2031	$2,365	$2,481,389

Series 2021, RB	4.00%	07/01/2031	1,250	1,129,647

Washington (State of) Health Care Facilities Authority (Catholic Health Initiatives); Series 2013, RB (SIFMA Municipal Swap Index + 1.40%)(c)(j)	3.25%	01/01/2025	3,350	3,365,928

Washington (State of) Health Care Facilities Authority (Central Washington Health Services Association); Series 2015, Ref. RB	5.00%	07/01/2030	500	516,126

Washington (State of) Health Care Facilities Authority (PeaceHealth); Series 2014 A, Ref. RB(c)(f)	5.00%	05/15/2024	500	515,876

Washington (State of) Health Care Facilities Authority (Virginia Mason Medical Center);
Series 2017, Ref. RB	5.00%	08/15/2032	1,500	1,564,722

Series 2017, Ref. RB	5.00%	08/15/2037	1,360	1,383,100

Washington (State of) Housing Finance Commission (Bayview Manor Homes);
Series 2016 A, Ref. RB(d)	5.00%	07/01/2031	1,350	1,269,039

Series 2016 A, Ref. RB(d)	5.00%	07/01/2036	1,450	1,295,432

Washington (State of) Housing Finance Commission (Eliseo); Series 2021 B-2, Ref. RB(d)	2.13%	07/01/2027	2,750	2,471,862

Washington (State of) Housing Finance Commission (Heron’s Key Senior Living); Series 2015 A, RB(d)(f)	6.00%	07/01/2025	335	348,850

Washington (State of) Housing Finance Commission (Social Certificates); Series 2021-1A, Revenue Ctfs.	3.50%	12/20/2035	5,968	5,353,865

Washington (State of) Housing Finance Commission (The Hearthstone); Series 2018 A, Ref. RB(d)	5.00%	07/01/2038	830	684,975

Washington (State of) Housing Finance Commission (Transforming Age);
Series 2019 A, RB(d)	5.00%	01/01/2034	745	669,646

Series 2019 A, RB(d)	5.00%	01/01/2039	2,895	2,499,363

				41,966,328

West Virginia–0.26%
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District); Series 2017 A, Ref. RB(d)	5.50%	06/01/2037	2,000	2,018,999

West Virginia (State of) Economic Development Authority; Series 2020, RB(a)(c)	5.00%	07/01/2025	1,000	997,568

West Virginia (State of) Economic Development Authority (Entsorga West Virginia LLC);
Series 2016, RB(a)(d)	6.75%	02/01/2026	2,000	1,400,000

Series 2018, RB(a)(d)	8.75%	02/01/2036	640	512,000

				4,928,567

Wisconsin–1.86%
Wisconsin (State of) Health & Educational Facilities Authority (American Baptist Homes of the Midwest Obligated Group); Series 2017, Ref. RB	5.00%	08/01/2032	5,100	4,607,914

Wisconsin (State of) Health & Educational Facilities Authority (Ascension Senior Credit Group); Series 2016 A, Ref. RB	4.00%	11/15/2036	2,000	2,006,508

Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community);
Series 2017, Ref. RB	5.00%	06/01/2030	1,560	1,534,187

Series 2017, Ref. RB	5.00%	06/01/2032	1,720	1,666,918

Wisconsin (State of) Health & Educational Facilities Authority (Camillus Health System);
Series 2019 B-2, Ref. RB	2.55%	11/01/2027	1,935	1,827,475

Series 2019 B-3, Ref. RB	2.25%	11/01/2026	35	34,997

Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance);
Series 2012, RB	5.00%	06/01/2025	2,450	2,453,648

Series 2012, RB	5.00%	06/01/2026	1,000	1,001,366

Wisconsin (State of) Public Finance Authority (21st Century Public Academy); Series 2020 A, RB(d)	3.75%	06/01/2030	350	311,986

Wisconsin (State of) Public Finance Authority (ACTS Retirement-Life Community); Series 2020 A, RB	4.00%	11/15/2037	600	534,997

Wisconsin (State of) Public Finance Authority (Bancroft Neurohealth);
Series 2016 A, RB(d)	5.00%	06/01/2025	1,000	995,140

Series 2016 A, RB(d)	4.63%	06/01/2036	125	114,228

Wisconsin (State of) Public Finance Authority (Beyond Boone, LLC - Appalachian State University); Series 2019 A, RB (INS - AGM)(b)	5.00%	07/01/2034	800	840,905

Wisconsin (State of) Public Finance Authority (City of Boynton Beach, Florida Municipal Improvements); Series 2018, RB	5.00%	07/01/2035	2,000	2,137,581

Wisconsin (State of) Public Finance Authority (Community School of Davidson); Series 2018, RB	5.00%	10/01/2033	390	387,719

Wisconsin (State of) Public Finance Authority (Explore Academy);
Series 2020 A, RB(d)	6.13%	02/01/2039	500	447,986

Series 2022 A, RB(d)	6.13%	02/01/2039	485	434,546

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Wisconsin–(continued)
Wisconsin (State of) Public Finance Authority (Goodwill Industries of Southern Nevada, Inc.); Series 2019 A, RB	5.50%	12/01/2038	$1,930	$1,738,250

Wisconsin (State of) Public Finance Authority (Mallard Creek Stem Academy); Series 2019 A, RB(d)	4.38%	06/15/2029	1,745	1,678,206

Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center); Series 2018 A-1, RB(d)	6.25%	01/01/2038	3,250	1,998,750

Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.); Series 2018 A, RB	5.20%	12/01/2037	4,000	4,143,482

Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.00%	04/01/2025	645	647,068

Wisconsin (State of) Public Finance Authority (Southminster); Series 2018, RB(d)	5.00%	10/01/2043	500	433,992

Wisconsin (State of) Public Finance Authority (Wingate University); Series 2018 A, Ref. RB	5.25%	10/01/2038	1,000	1,013,430

Wisconsin (State of) Public Finance Authority (Wittenberg University); Series 2016, RB(d)	4.13%	12/01/2024	2,900	2,844,258

				35,835,537

Wyoming–0.08%
Wyoming (State of) Municipal Power Agency; Series 2017 A, Ref. RB(c)(f)	5.00%	01/01/2027	1,500	1,632,144

TOTAL INVESTMENTS IN SECURITIES(m) –102.26% (Cost $2,045,463,956)				1,968,458,761

FLOATING RATE NOTE OBLIGATIONS–(1.29)%
Notes with interest and fee rates ranging from 2.45% to 2.49% at 11/30/2022 and contractual maturities of collateral ranging from 09/01/2022 to 06/01/2032(n)				(24,775,000)

OTHER ASSETS LESS LIABILITIES–(0.97)%				(18,759,183)

NET ASSETS–100.00%				$1,924,924,578

Investment Abbreviations:

AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
Ctfs.	– Certificates
FHLMC	– Federal Home Loan Mortgage Corp.
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SGI	– Syncora Guarantee, Inc.
SIFMA	– Securities Industry and Financial Markets Association
Wts.	– Warrants

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

Notes to Schedule of Investments:

(a)	Security subject to the alternative minimum tax.
(b)	Principal and/or interest payments are secured by the bond insurance company listed.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2022 was $139,580,862, which represented 7.25% of the Fund’s Net Assets.

(e)	Restricted security. The aggregate value of these securities at November 30, 2022 was $9,487,933, which represented less than 1% of the Fund’s Net Assets.
(f)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(g)	Zero coupon bond issued at a discount.
(h)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30, 2022 was $4,785,054, which represented less than 1% of the Fund’s Net Assets.

(i)	Underlying security related to TOB Trusts entered into by the Fund.
(j)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2022.
(k)

Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $10,330,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.

(l)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(m)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

(n)

Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2022. At November 30, 2022, the Fund’s investments with a value of $38,640,883 are held by TOB Trusts and serve as collateral for the $24,775,000 in the floating rate note obligations outstanding at that date.

Open Futures Contracts(a)

Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)

Interest Rate Risk

U.S. Treasury 10 Year Notes	955	March-2023	$(108,392,500)	$(522,266)	$(522,266)

(a)	Futures contracts collateralized by $3,059,821 cash held with Goldman Sachs, the futures commission merchant.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2022

(Unaudited)

NOTE 1–Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of November 30, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Municipal Obligations	$ –	$1,968,458,761	$–	$1,968,458,761

Other Investments - Liabilities*

Futures Contracts	(522,266)	–	–	(522,266)

Total Investments	$(522,266)	$1,968,458,761	$–	$1,967,936,495

*	Unrealized appreciation (depreciation).

Invesco Intermediate Term Municipal Income Fund